IMPORTANT NOTICE
                                                REGARDING DELIVERY OF
                                                SHAREHOLDER DOCUMENTS



                                                SCHWAB
                                                MONEY FUNDS

                                                December 31, 2000

                                                Annual Report enclosed

                                                SCHWAB MONEY MARKET FUND

                                                SCHWAB GOVERNMENT MONEY FUND

                                                SCHWAB U.S. TREASURY MONEY FUND


This report is not authorized for distribution to prospective investors unless preceeded or accompanied by a current prospectus.

                                                               [GRAPHIC OMITTED]
                                                                  CHARLES SCHWAB

SCHWAB

MONEY FUNDS





                    December 31,  2000

                    Annual Report

                    SCHWAB MONEY MARKET FUND

                    SCHWAB GOVERNMENT MONEY FUND

                    SCHWAB U.S. TREASURY MONEY FUND


                                                               [GRAPHIC OMITTED]
                                                                  CHARLES SCHWAB

IMPORTANT NOTICE REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS




The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

MAILING OF YOUR SCHWABFUNDS(R) SHAREHOLDER DOCUMENTS MAY BE HOUSEHOLDED INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE.


ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS
All SchwabFunds prospectuses and shareholder reports are available free of charge and may be requested at any time by calling Schwab as indicated below. SchwabFunds prospectuses are also available on our Web site at WWW.SCHWAB.COM/SCHWABFUNDS.

If you would prefer that your SchwabFunds mailings not be householded, please contact:

SCHWAB SIGNATURE SERVICES(TM) CLIENTS
Schwab Signature Services.

INVESTMENT MANAGER CLIENTS
Schwab at 1-800-515-2157, or your investment manager.

ALL OTHER CLIENTS
Schwab at 1-800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab

SCHWAB MONEY FUNDS(R)

We're pleased to bring you this annual report for the following funds (the funds) for the one-year period ended December 31, 2000:

   o Schwab Money Market Fund
   o Schwab Government Money Fund
   o Schwab U.S. Treasury Money Fund

During the reporting period, the funds continued to provide competitive money market returns, combined with stability of capital and liquidity.

The funds presented in this report are Sweep Investments(TM) that are designed for your cash balances requiring frequent access. The funds can be conveniently linked to your Schwab account to serve as a primary sweep money fund. For your larger cash balances that do not require frequent access, you may wish to consider the Schwab Value Advantage Investments(R). You'll find more information on Schwab's money funds on page 3 of this report.

Please remember that an investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.



CONTENTS
---------------------------------------------------
A Message from the Chairman                       1
---------------------------------------------------
What Money Fund Investors Should Know             2
---------------------------------------------------
Market Overview                                   5
---------------------------------------------------
Portfolio Management                             10
---------------------------------------------------
Schwab Money Market Fund                         11
---------------------------------------------------
Schwab Government Money Fund                     12
---------------------------------------------------
Schwab U.S. Treasury Money Fund                  13
---------------------------------------------------
Questions to the Portfolio
Management Team                                  14
---------------------------------------------------
Glossary of Terms                                15
---------------------------------------------------
Portfolio Highlights                             16
---------------------------------------------------
Financial Statements and Notes                   19
---------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

[GRAPHIC OMITTED]

Dear Shareholder,

During the last few years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. In recent months, however, investors have been subject to larger swings in the market, even within the span of a single day.

Given this divergent environment, the message is clear: Expect volatility, maintain a long-term view and ensure your investment strategy is appropriate for your risk tolerance and time horizon. One way to lessen the impact of volatility on your portfolio is to adequately diversify your investments, both within and across asset sectors, namely stocks, bonds and cash equivalents.

Since we launched our first equity fund in 1991, SchwabFunds(R) has become one of the largest and fastest-growing mutual fund companies in the United States. With more than $125 billion net assets under management and nearly six million accounts, we now manage 44 mutual funds, covering nearly every asset class. Our broad range of funds can help form the foundation of a diversified investment plan. SchwabFunds' asset allocation funds can even provide diversification within a single fund.

As a leader in online brokerage, we recognize the value of the web as a means of communicating timely, relevant information to investors. Regular updates on all the SchwabFunds, including performance data, are available on our Web site at WWW.SCHWAB.COM/SCHWABFUNDS. We encourage you to take advantage of this valuable resource.

Thank you for your investment in SchwabFunds. For its part, SchwabFunds will do everything we can to warrant the trust you have placed in us.

Sincerely,

/S/Charles Schwab
Charles Schwab
December 31, 2000

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a diversified fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds, money market securities or funds, and cash in their portfolio.


CHOOSING A MONEY MARKET FUND

Some investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago, practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Today, investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.1

You can help assure that you've chosen the right money market fund by considering the role it will play in your investment portfolio. Here are some factors to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key determining factors in a money market fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also consider 12b-1 fees, which some money market funds include in their expense ratios to pay for marketing costs. These fees can reduce yield, in some cases by a full percentage point. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields, but don't stop there. Many institutions advertise their money market funds on the basis of yield.2 Although getting a competitive yield is important, other features, such as convenient access to your investment, also are important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a one-year period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your brokerage account, consider an account that has a "sweep" feature. Accounts with this feature automatically "sweep" uninvested cash into the fund you select as your primary money fund. The upshot: It keeps cash working. In addition, shares of your fund will be redeemed automatically to cover


1 An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

2    Yields may vary.

investment purchases and other debits in your account. This convenience may be well worth the small additional cost.

LARGER CASH BALANCES: You may earn higher yields for larger cash balances. If you don't need frequent access to the money in your money market fund, consider one designed to pay higher yields for larger cash balances. These funds typically have higher minimum balance requirements and transaction policies designed to minimize fund operating expenses, and may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill.3 And, if you live in a state with a high personal state income tax, you may be best served by choosing a state-specific tax-free fund that provides income free from federal, state and, in some cases, local income taxes.3


SCHWAB MONEY FUNDS

Schwab offers two types of money funds--Sweep Investments(R) and Value Advantage Investments(R). Both include funds that offer taxable and tax-free income. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment portfolio.

SWEEP INVESTMENTS are designed for your cash balances requiring frequent access. These funds can be linked to your Schwab account to serve as a primary sweep money fund. That means uninvested cash in your Schwab brokerage account is automatically swept in and out of the fund, based on transactions in your account and the terms and conditions of your account agreement.

VALUE ADVANTAGE INVESTMENTS are designed for your larger cash balances that don't require frequent access. Value Advantage Investments have higher minimum initial and ongoing balance requirements than Sweep Investments. These requirements, along with policies designed to discourage frequent transactions, can help minimize fund expenses-- which in turn can mean higher returns for investors. Unlike Sweep Investments, Value Advantage Investments cannot be linked to your Schwab account to serve as your primary sweep fund.

Schwab offers a variety of money funds. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income tax bracket.


SCHWAB TAXABLE MONEY FUNDS

SCHWAB MONEY MARKET FUND A high-quality money fund for investors interested in the potential for high money market yields.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) A high-quality money fund designed for larger cash balances that don't require frequent access.

SCHWAB GOVERNMENT MONEY FUND Designed for investors who want current money market yields along with the added margin of safety provided by a portfolio of U.S. government securities and repurchase agreements.

3 This may not be true for investors subject to the federal alternative minimum tax (AMT); consult your tax advisor.

SCHWAB U.S. TREASURY MONEY FUND Of all the money funds offered by Schwab, this one seeks to provide the highest degree of safety. The fund invests exclusively in U.S. Treasury securities and other investments that are backed by the full faith and credit of the U.S. government. What's more, income from the fund is generally free from state and local income taxes.


SCHWAB MUNICIPAL MONEY FUNDS4

SCHWAB MUNICIPAL MONEY FUND A high-quality municipal money fund that seeks to provide income that is free from federal income tax.

SCHWAB STATE-SPECIFIC MUNICIPAL MONEY FUNDS Each of these funds is designed for taxpayers of a particular state and seeks to provide income that is exempt from federal, state and, in some cases, local income taxes. The Schwab Florida Municipal Money Fund also seeks to have its shares exempt from the Florida Intangible Tax.

   o Schwab California Municipal Money Fund
   o Schwab New York Municipal Money Fund
   o Schwab New Jersey Municipal Money Fund
   o Schwab Pennsylvania Municipal Money Fund
   o Schwab Florida Municipal Money Fund


The table below presents the various money fund choices available at Schwab.

                                                                      Value
                                                                    Advantage
Taxable Money Funds             Sweep Investments(R)               Investments(R)
-------------------------------------------------------------------------------------------
Schwab Money
Market Fund                              O
-------------------------------------------------------------------------------------------
Schwab Value
Advantage Money
Fund(R)--Investor Shares                                                 O
-------------------------------------------------------------------------------------------
Schwab Government
Money Fund                               O
-------------------------------------------------------------------------------------------
Schwab U.S. Treasury
Money Fund                               O
-------------------------------------------------------------------------------------------

Municipal Money Funds
-------------------------------------------------------------------------------------------
Schwab Municipal
Money Fund                               O                               O
-------------------------------------------------------------------------------------------
Schwab California
Municipal Money Fund                     O                               O
-------------------------------------------------------------------------------------------
Schwab New York
Municipal Money Fund                     O                               O
-------------------------------------------------------------------------------------------
Schwab New Jersey
Municipal Money Fund                     O
-------------------------------------------------------------------------------------------
Schwab Pennsylvania
Municipal Money Fund                     O
-------------------------------------------------------------------------------------------
Schwab Florida
Municipal Money Fund                     O
-------------------------------------------------------------------------------------------

If you would like more information on any of these funds, please call 800-435-4000 and request a prospectus. The prospectus contains more information on fund fees and expenses as well as risks. Please read it carefully before investing.

4 Income may be subject to the federal alternative minimum tax (AMT), and income from the Schwab Municipal Money Fund may be subject to state and local income taxes.

MARKET OVERVIEW

GROWTH PERIOD IS THE LONGEST
IN U.S. HISTORY.

The year 2000 marked the tenth year of continuing U.S. economic expansion--the longest period of continuous growth in U.S. history. The main forces behind the expansion have been high levels of consumer spending--fueled by increases in personal income, personal wealth and consumer confidence--as well as a healthy housing sector and strong investment in capital improvements by businesses. However, as the year ended, it appeared that the current ten-year cycle may have run its course.

In an effort to slow the economy while reducing inflationary pressures, the Federal Reserve Bank (the Fed) raised short-term interest rates from 5.5% to 6.5% in three separate actions during the first six months of 2000. These rate hikes proved to be effective as Q3 Gross Domestic Product (GDP) fell to 2.2%, its lowest level since Q3 1996, and well below the 5.6% rate of Q2 2000. Consumer and business spending, the main drivers of the expansion, decreased significantly later in the year and caused the

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------
ASSET CLASS PERFORMANCE COMPARISON % returns during the report period
--------------------------------------------------------------------------


This graph compares the performance of various asset classes during the reporting period.

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF PLOT POINTS IN PRINTED GRAPHIC


                 Lehman Aggregate      MSCI EAFE       Russell 2000        S&P 500       3 Month T-Bill
                 Bond Index            Index           Small-Cap Index     Index
01/07/00         -0.06                  -4.56          -3.23               -1.89         0.12
01/14/00         -0.52                  -2.21           0.6                -0.28         0.2
01/21/00         -0.68                  -4.39           5.82               -1.9          0.3
01/28/00         -0.01                  -4.83           0.05               -7.42         0.38
02/04/00          0.12                  -2.85           4.21               -2.99         0.51
02/11/00         -0.17                  -2.3            6.54               -5.53         0.63
02/18/00          0.37                  -3.76           8.26               -8.32         0.68
02/25/00          1.02                  -3.01          10.45               -9.19         0.8
03/03/00          1.2                   -0.97          18.72               -3.92         0.91
03/10/00          1                     -0.99          19.84               -4.88         1.01
03/17/00          1.69                  -2.17          14.09               -0.15         1.14
03/24/00          1.57                  -0.25          14.01                4.14         1.25
03/31/00          2.2                   -0.4            7.09                2.27         1.39
04/07/00          3.02                  -1.4            7.88                3.48         1.51
04/14/00          2.95                  -4.85          -9.8                -7.42         1.64
04/21/00          2.85                  -5.64          -4.23               -2.1          1.7
04/28/00          1.9                   -5.73           0.64               -0.81         1.85
05/05/00          0.47                  -6.12           1.98               -2.16         1.99
05/12/00          0.34                  -7.08          -2.33               -2.95         2.09
05/19/00          0.54                 -10.41          -4.56               -3.91         2.27
05/26/00          1.64                  -9.93          -8.97               -5.89         2.36
06/02/00          2.83                  -3.95           2.11                1.04         2.47
06/09/00          3.15                  -4.1            4.16               -0.35         2.58
06/16/00          4.02                  -4.46           2.37                0.17         2.71
06/23/00          3.05                  -5.35           1.75               -1.4          2.83
06/30/00          3.97                  -4.62           3.05               -0.44         2.93
07/07/00          4.44                  -3.74           5.17                1.23         3.02
07/14/00          4.29                  -4.15           8.07                3.35         3.12
07/21/00          4.88                  -6.31           4.11                1.32         3.24
07/28/00          4.87                  -9.35          -2.34               -2.81         3.35
08/04/00          5.66                  -9.73           0.37                0.22         3.48
08/11/00          5.85                  -8.41           1.74                0.83         3.59
08/18/00          5.98                  -7.68           2.82                2.19         3.72
08/25/00          6.38                  -7.03           4.77                3.2          3.82
09/01/00          6.7                   -6.06           8.16                4.32         3.97
09/08/00          6.62                  -9.9            6.8                 2.51         4.13
09/13/00          6.44                 -11.95           6.02                0.54         4.26
09/22/00          6.68                 -13.19           3.63               -0.63         4.38
09/29/00          7.13                 -12.67           4.21               -1.4          4.5
10/06/00          7.1                  -12.93          -1.84               -3.29         4.63
10/13/00          7.48                 -15.54          -3.93               -5.68         4.76
10/20/00          8.05                 -15.71          -2.51               -4.12         4.87
10/27/00          7.92                 -14.42          -4.01               -5.3          4.98
11/03/00          7.72                 -11.72           1.6                -2            5.05
11/10/00          7.93                 -13.63          -3.73               -6.17         5.23
11/17/00          8.41                 -14.94          -3.34               -6.05         5.37
11/24/00          8.73                 -17.27          -5.49               -7.84         5.5
12/01/00          9.33                 -15.87          -8.47               -9.53         5.64
12/08/00         10.36                 -14.84          -3.99               -5.77         5.78
12/15/00         11.19                 -15.73          -8.17               -9.74         5.9
12/22/00         11.91                 -16.69          -7.16              -10.16         6.2
12/29/00         11.63                 -14.17          -3.02               -9.1          6.31



S&P 500(R) INDEX: measures U.S. large-cap stocks

RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

THREE MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury Obligations

MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Austalasia and the Far East

LEHMAN BROTHERS U.S. AGGREGATE
BOND INDEX: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results. Data source: Charles Schwab & Co., Inc. (Schwab).

economy to slow even further as reflected in the Q4 GDP release of 1.4%. Concerned about this dramatic reduction, the Fed reversed its tightening bias and reduced interest rates from 6.5% to 6.0% on January 3, 2001.


UNEMPLOYMENT HITS NEW LOWS.

After trending downward for years, unemployment fell below the 4% mark (a level once considered improbable without high inflation) in April 2000, reaching a three-decade low. After trending slightly upward during the summer months, the unemployment rate settled back to the 4% level by year end. While the unemployment rate is low by historical standards, there have been some ominous indicators pointing to a weakening labor market. The manufacturing sector shed over 60,000 jobs in December while the average hours worked in that sector declined for the third consecutive month. Additionally, reports detailing job cuts in many companies, especially in the technology sector, were prevalent. Consensus forecasts call for unemployment to continue to rise during the first half of 2001 as the pace of growth moderates.

                               [GRAPHIC OMITTED]

ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.
--------------------------------------------------

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.


REAL GDP GROWTH
Annualized growth rate for each quarter shown


THE U.S. ECONOMY HAS GROWN STEADILY FOR THE PAST TEN YEARS BUT SLOWED DRAMATICALLY IN THE 4TH QUARTER OF 2000. REAL GDP GREW JUST 1.4% DURING THE QUARTER, SIGNIFICANTLY BELOW THE 5.2% RATE DURING THE FIRST HALF OF 2000.

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF PLOT POINTS IN PRINTED GRAPHIC

Mar-91  -2
Jun-91   2.3
Sep-91   1
Dec-91   2.2
Mar-92   3.8
Jun-92   3.8
Sep-92   3.1
Dec-92   5.4
Mar-93  -0.1
Jun-93   2.5
Sep-93   1.8
Dec-93   6.2
Mar-94   3.4
Jun-94   5.7
Sep-94   2.2
Dec-94   5
Mar-95   1.5
Jun-95   0.8
Sep-95   3.1
Dec-95   3.2
Mar-96   2.9
Jun-96   6.8
Sep-96   2
Dec-96   4.6
Mar-97   4.4
Jun-97   5.9
Sep-97   4.2
Dec-97   2.8
Mar-98   6.5
Jun-98   2.9
Sep-98   3.4
Dec-98   5.6
Mar-99   3.5
Jun-99   2.5
Sep-99   5.7
Dec-99   8.3
Mar-00   4.8
Jun-00   5.6
Sep-00   2.2
Dec-00   1.4


Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.



Data source: Bloomberg L.P.

STOCKS STUMBLE; MOST BONDS
POST HEALTHY RETURNS.

The equity markets continued to grow at a rapid rate as 2000 began and Y2K fears subsided. Most sectors of the stock market reached their highs in the early spring, before beginning a steady decline that continued throughout the rest of the year. The initial decline occurred when the Fed raised short-term interest rates, increasing pressure on stocks. Stocks of all sizes, both in the U.S. and overseas, posted negative returns for the period. Price declines were particularly steep in technology issues as investors turned their attention to more conservative investments. The NASDAQ composite index fell from its high of 5,048.62 in March to 2,470.52 at year end, a stunning decline of over 50%. As evidence began to emerge that the economy was slowing, many companies issued earnings warnings, sparking fears over equity valuations and leading to further declines.

                               [GRAPHIC OMITTED]

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

UNEMPLOYMENT HIT A THREE-DECADE LOW OF 3.9% IN APRIL 2000. ALTHOUGH IT TRENDED UP TO 4.1% DURING THE SUMMER MONTHS, IT CLOSED THE REPORTING PERIOD AT 4%, JUST ABOVE THE THREE DECADE LOW.

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF PLOT POINTS IN PRINTED GRAPHIC

Jan-91   6.4
Feb-91   6.6
Mar-91   6.8
Apr-91   6.7
May-91   6.9
Jun-91   6.9
Jul-91   6.8
Aug-91   6.9
Sep-91   6.9
Oct-91   7
Nov-91   7
Dec-91   7.3
Jan-92   7.3
Feb-92   7.4
Mar-92   7.4
Apr-92   7.4
May-92   7.6
Jun-92   7.8
Jul-92   7.7
Aug-92   7.6
Sep-92   7.6
Oct-92   7.3
Nov-92   7.4
Dec-92   7.4
Jan-93   7.3
Feb-93   7.1
Mar-93   7
Apr-93   7.1
May-93   7.1
Jun-93   7
Jul-93   6.9
Aug-93   6.8
Sep-93   6.7
Oct-93   6.8
Nov-93   6.6
Dec-93   6.5
Jan-94   6.8
Feb-94   6.6
Mar-94   6.5
Apr-94   6.4
May-94   6.1
Jun-94   6.1
Jul-94   6.3
Aug-94   6
Sep-94   5.8
Oct-94   5.8
Nov-94   5.6
Dec-94   5.5
Jan-95   5.6
Feb-95   5.4
Mar-95   5.4
Apr-95   5.8
May-95   5.6
Jun-95   5.6
Jul-95   5.7
Aug-95   5.7
Sep-95   5.6
Oct-95   5.5
Nov-95   5.6
Dec-95   5.6
Jan-96   5.7
Feb-96   5.5
Mar-96   5.5
Apr-96   5.5
May-96   5.6
Jun-96   5.3
Jul-96   5.5
Aug-96   5.1
Sep-96   5.2
Oct-96   5.2
Nov-96   5.4
Dec-96   5.4
Jan-97   5.3
Feb-97   5.3
Mar-97   5.2
Apr-97   5
May-97   4.9
Jun-97   5
Jul-97   4.8
Aug-97   4.8
Sep-97   4.9
Oct-97   4.7
Nov-97   4.6
Dec-97   4.7
Jan-98   4.7
Feb-98   4.6
Mar-98   4.7
Apr-98   4.3
May-98   4.4
Jun-98   4.5
Jul-98   4.5
Aug-98   4.5
Sep-98   4.5
Oct-98   4.5
Nov-98   4.4
Dec-98   4.4
Jan-99   4.3
Feb-99   4.4
Mar-99   4.2
Apr-99   4.3
May-99   4.2
Jun-99   4.3
Jul-99   4.3
Aug-99   4.2
Sep-99   4.2
Oct-99   4.1
Nov-99   4.1
Dec-99   4.1
Jan-00   4
Feb-00   4.1
Mar-00   4.1
Apr-00   3.9
May-00   4.1
Jun-00   4
Jul-00   4
Aug-00   4.1
Sep-00   3.9
Oct-00   3.9
Nov-00   4
Dec-00   4

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.


MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI WAS UP 3.4% FOR THE 12 MONTHS ENDED DECEMBER 31, 2000 (2.6% IF FOOD AND ENERGY ARE EXCLUDED). ECI ROSE 4.1% (FOR THE 12 MONTHS ENDED DECEMBER 31, 2000).

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF PLOT POINTS IN PRINTED GRAPHIC


Date            Consumer          Employment
                Price Index       Cost Index
Jan-91          5.6                4.6
Feb-91          5.3                4.6
Mar-91          4.9                4.6
Apr-91          4.8                4.6
May-91          5                  4.6
Jun-91          4.7                4.6
Jul-91          4.4                4.6
Aug-91          3.8                4.6
Sep-91          3.4                4.3
Oct-91          2.8                4.3
Nov-91          3.1                4.3
Dec-91          3                  4.3
Jan-92          2.7                4.3
Feb-92          2.8                4.3
Mar-92          3.2                4
Apr-92          3.2                4
May-92          3                  4
Jun-92          3                  3.6
Jul-92          3.2                3.6
Aug-92          3.1                3.6
Sep-92          3                  3.5
Oct-92          3.3                3.5
Nov-92          3.1                3.5
Dec-92          3                  3.5
Jan-93          3.2                3.5
Feb-93          3.2                3.5
Mar-93          3                  3.5
Apr-93          3.2                3.5
May-93          3.2                3.5
Jun-93          3                  3.6
Jul-93          2.8                3.6
Aug-93          2.8                3.6
Sep-93          2.8                3.6
Oct-93          2.8                3.6
Nov-93          2.7                3.6
Dec-93          2.8                3.5
Jan-94          2.5                3.5
Feb-94          2.5                3.5
Mar-94          2.6                3.2
Apr-94          2.4                3.2
May-94          2.3                3.2
Jun-94          2.5                3.2
Jul-94          2.7                3.2
Aug-94          2.9                3.2
Sep-94          3                  3.2
Oct-94          2.6                3.2
Nov-94          2.7                3.2
Dec-94          2.6                3
Jan-95          2.8                3
Feb-95          2.9                3
Mar-95          2.9                2.9
Apr-95          2.8                2.9
May-95          3.1                2.9
Jun-95          3                  2.9
Jul-95          2.8                2.9
Aug-95          2.6                2.9
Sep-95          2.5                2.7
Oct-95          2.8                2.7
Nov-95          2.6                2.7
Dec-95          2.6                2.8
Jan-96          2.7                2.8
Feb-96          2.7                2.8
Mar-96          2.9                2.8
Apr-96          2.8                2.8
May-96          2.9                2.8
Jun-96          2.8                2.9
Jul-96          2.9                2.9
Aug-96          2.8                2.9
Sep-96          3                  2.8
Oct-96          3                  2.8
Nov-96          3.2                2.8
Dec-96          3.2                2.9
Jan-97          3                  2.9
Feb-97          3                  2.9
Mar-97          2.8                2.9
Apr-97          2.5                2.9
May-97          2.2                2.9
Jun-97          2.3                2.8
Jul-97          2.2                2.8
Aug-97          2.2                2.8
Sep-97          2.2                3
Oct-97          2.1                3
Nov-97          1.9                3
Dec-97          1.7                3.3
Jan-98          1.6                3.3
Feb-98          1.4                3.3
Mar-98          1.4                3.3
Apr-98          1.5                3.3
May-98          1.7                3.3
Jun-98          1.6                3.5
Jul-98          1.7                3.5
Aug-98          1.7                3.5
Sep-98          1.4                3.7
Oct-98          1.4                3.7
Nov-98          1.5                3.7
Dec-98          1.6                3.4
Jan-99          1.7                3.4
Feb-99          1.7                3.4
Mar-99          1.8                3
Apr-99          2.3                3
May-99          2.1                3
Jun-99          2                  3.2
Jul-99          2.1                3.2
Aug-99          2.3                3.2
Sep-99          2.6                3.1
Oct-99          2.6                3.1
Nov-99          2.6                3.1
Dec-99          2.7                3.4
Jan-00          2.7                3.4
Feb-00          3.2                3.4
Mar-00          3.8                4.3
Apr-00          3.1                4.3
May-00          3.2                4.3
Jun-00          3.7                4.4
Jul-00          3.7                4.4
Aug-00          3.4                4.4
Sep-00          3.5                4.3
Oct-00          3.4                4.3
Nov-00          3.4                4.3
Dec-00


The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

Yields on short-term debt securities generally increased during the reporting period, due to a combination of a robust U.S. economy and the three rate hikes imposed by the Fed in an effort to stave off inflationary threats. During the report period, 90-day commercial paper yields reached a high of 6.62% and three-month T-bill yields reached a high of 6.40%.

                               [GRAPHIC OMITTED]

While short-term interest rates generally rose during the report period, intermediate- and long-term bond rates actually fell. A major factor for bonds was the U.S. Treasury's decision to use some of the budget surplus to buy back its own bonds. This action resulted in an inversion of the normal relationship between short-term and long-term rates, creating a situation where short-term bonds paid higher yields than long-term bonds. This scenario gave a boost to bond prices and to returns of most bond investments over the period. During the report period, the Lehman Brothers U.S. Aggregate Bond Index gained 11.63% while the Lehman General Muni Bond Index was up 11.68%.


YIELDS OF U.S. TREASURY BONDS
Effective yields of five-year and ten-year Treasuries

WITH ITS BUYBACK PROGRAM, THE TREASURY SUDDENLY EMERGED AS A MAJOR CUSTOMER FOR ITS OWN BONDS, DRIVING PRICES UP (AND YIELDS DOWN) ON LONG-TERM TREASURIES.

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF PLOT POINTS IN PRINTED GRAPHIC


                  Five-Year             Ten-Year
                  Treasury              Treasury
                  Bond Yield            Bond Yield
Jan-91            7.61                  8.01
Feb-91            7.7                   8.03
Mar-91            7.75                  8.06
Apr-91            7.61                  8.01
May-91            7.71                  8.06
Jun-91            7.88                  8.23
Jul-91            7.74                  8.15
Aug-91            7.34                  7.82
Sep-91            6.91                  7.45
Oct-91            6.74                  7.46
Nov-91            6.48                  7.38
Dec-91            5.93                  6.7
Jan-92            6.43                  7.27
Feb-92            6.56                  7.25
Mar-92            6.92                  7.53
Apr-92            6.88                  7.58
May-92            6.6                   7.32
Jun-92            6.27                  7.12
Jul-92            5.82                  6.71
Aug-92            5.58                  6.6
Sep-92            5.32                  6.35
Oct-92            5.89                  6.79
Nov-92            6.22                  6.94
Dec-92            5.99                  6.69
Jan-93            5.55                  6.36
Feb-93            5.21                  6.02
Mar-93            5.24                  6.02
Apr-93            5.11                  6.01
May-93            5.37                  6.15
Jun-93            5.05                  5.78
Jul-93            5.15                  5.81
Aug-93            4.79                  5.45
Sep-93            4.77                  5.38
Oct-93            4.85                  5.43
Nov-93            5.16                  5.82
Dec-93            5.21                  5.79
Jan-94            5.02                  5.64
Feb-94            5.57                  6.13
Mar-94            6.23                  6.74
Apr-94            6.64                  7.04
May-94            6.76                  7.15
Jun-94            6.95                  7.32
Jul-94            6.73                  7.11
Aug-94            6.8                   7.17
Sep-94            7.28                  7.6
Oct-94            7.49                  7.81
Nov-94            7.79                  7.91
Dec-94            7.83                  7.82
Jan-95            7.51                  7.58
Feb-95            7.04                  7.2
Mar-95            7.07                  7.2
Apr-95            6.88                  7.06
May-95            6.05                  6.28
Jun-95            5.97                  6.2
Jul-95            6.16                  6.43
Aug-95            6.07                  6.28
Sep-95            6.02                  6.18
Oct-95            5.81                  6.02
Nov-95            5.52                  5.74
Dec-95            5.38                  5.57
Jan-96            5.24                  5.58
Feb-96            5.73                  6.1
Mar-96            6.09                  6.33
Apr-96            6.41                  6.67
May-96            6.63                  6.85
Jun-96            6.46                  6.71
Jul-96            6.57                  6.79
Aug-96            6.73                  6.94
Sep-96            6.46                  6.7
Oct-96            6.07                  6.34
Nov-96            5.83                  6.04
Dec-96            6.21                  6.42
Jan-97            6.25                  6.49
Feb-97            6.39                  6.55
Mar-97            6.75                  6.9
Apr-97            6.57                  6.72
May-97            6.5                   6.66
Jun-97            6.38                  6.5
Jul-97            5.9                   6.01
Aug-97            6.22                  6.34
Sep-97            5.99                  6.1
Oct-97            5.71                  5.83
Nov-97            5.84                  5.87
Dec-97            5.71                  5.74
Jan-98            5.38                  5.51
Feb-98            5.59                  5.62
Mar-98            5.62                  5.65
Apr-98            5.64                  5.67
May-98            5.55                  5.55
Jun-98            5.47                  5.45
Jul-98            5.5                   5.49
Aug-98            4.8                   4.98
Sep-98            4.22                  4.42
Oct-98            4.23                  4.61
Nov-98            4.48                  4.71
Dec-98            4.54                  4.65
Jan-99            4.55                  4.65
Feb-99            5.22                  5.29
Mar-99            5.1                   5.24
Apr-99            5.21                  5.35
May-99            5.58                  5.62
Jun-99            5.65                  5.78
Jul-99            5.79                  5.9
Aug-99            5.87                  5.97
Sep-99            5.75                  5.88
Oct-99            5.95                  6.02
Nov-99            6.11                  6.19
Dec-99            6.34                  6.44
Jan-00            6.68                  6.67
Feb-00            6.6                   6.41
Mar-00            6.31                  6
Apr-00            6.54                  6.21
May-00            6.52                  6.27
Jun-00            6.18                  6.03
Jul-00            6.15                  6.03
Aug-00            5.97                  5.72
Sep-00            5.85                  5.8
Oct-00            5.81                  5.75
Nov-00            5.43                  5.47
Dec-00            4.98                  5.11


Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.


90-DAY COMMERCIAL PAPER AND
THREE-MONTH TREASURY BILL YIELDS


SHORT-TERM YIELDS ROSE DURING THE FIRST HALF OF THE REPORT PERIOD DUE TO THE FED'S ACTIONS TO INCREASE INTEREST RATES BEFORE STABILIZING DURING THE SECOND HALF OF THE YEAR.

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF PLOT POINTS IN PRINTED GRAPHIC


          Three-Month T-Bill                90-Day Commercial Paper
01/00     5.38                              5.66
          5.41                              5.71
          5.47                              5.77
          5.63                              5.79
          5.67                              5.85
          5.64                              5.86
          5.75                              5.86
          5.77                              5.88
03/00     5.82                              5.89
          5.9                               5.91
          5.88                              6
          5.91                              6.05
          5.88                              6.09
          5.9                               6.09
          5.78                              6.08
          5.8                               6.12
          5.83                              6.17
05/00     5.97                              6.41
          6.14                              6.54
          5.88                              6.59
          5.83                              6.61
          5.87                              6.62
          5.91                              6.57
          5.83                              6.57
          5.85                              6.57
          5.86                              6.58
07/00     6.04                              6.53
          6.18                              6.51
          6.12                              6.52
          6.19                              6.51
          6.23                              6.51
          6.31                              6.49
          6.27                              6.48
          6.3                               6.48
09/00     6.27                              6.48
          6.16                              6.52
          6.14                              6.52
          6.16                              6.46
          6.22                              6.47
          6.25                              6.5
          6.19                              6.51
          6.31                              6.52
          6.34                              6.5
11/00     6.4                               6.5
          6.37                              6.49
          6.35                              6.51
          6.37                              6.48
12/00     6.22                              6.5
          6.07                              6.43
          6.04                              6.33
          5.27                              6.28
          5.9                               6.28


Commercial paper and T-bills are two types of investments for many money market funds. Commercial paper consists of short-term obligations issued by banks, corporations and other institutions. T-bills are issued by the U.S. government with three-month, six-month and one-year maturities. The yields of commercial paper and T-bills normally move in the same direction and are impacted by the Federal Funds Rate. The spread between the two yields is typically an indication of investors' current sentiment of commercial paper's risk versus the higher credit quality, but lower-yielding T-bill.

Data source: Bloomberg L.P.

---------------------------------------------------------------------------

THE CONSENSUS AMONG ECONOMISTS IS THAT THE U.S. ECONOMY APPEARS POISED FOR CONTINUED GROWTH, ALBEIT AT LOWER RATES THAN THOSE OF THE PAST FEW YEARS.

---------------------------------------------------------------------------
                                                            Source: Schwab.


LOOKING AHEAD: GROWTH MAY CONTINUE,
BUT RATE MAY SLOW.

Recent evidence indicates that the economy has indeed slowed and while there has been talk of a possible recession in the press, the consensus among most economists is that the U.S. economy appears poised for continued growth, albeit at much lower rates than those of the past few years. In a recent survey of 54 leading U.S. economists in THE WALL STREET JOURNAL, the consensus estimate for GDP growth was 2% in Q1 2001 and 2.1% in Q2 2001. The slowdown also increases the chances that some form of a tax cut proposed by President Bush may be enacted. It is anticipated that the combination of a reduction in short-term rates and a tax cut should provide the necessary stimulus to avoid an economic downturn, while setting the stage for continued growth in the second half of the year.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the funds' portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

LINDA KLINGMAN--vice president and senior portfolio manager, has managed the Schwab Money Market Fund since April of 1991. Linda joined CSIM in 1990 and was promoted to her current position in August 1996. Prior to joining CSIM, Linda was senior money market trader with AIM Management.

KAREN WIGGAN--portfolio manager, has managed the Schwab Government Money Fund and the Schwab U.S. Treasury Fund since March 1999. Karen joined Schwab in 1986, CSIM in 1991, and was promoted to her current position in March 1999.

SCHWAB MONEY MARKET FUND


YIELD SUMMARY AS OF 12/31/00 1


--------------------------------------------------------------------------------
Seven-Day Yield                                                          5.95%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                                6.13%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

The Schwab Money Market Fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as commercial paper, including asset-backed commercial paper and promissory notes, certificates of deposit and time deposits, variable and floating-rate debt securities, bank notes and bankers' acceptances and repurchase agreements. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 2000 is provided in the Schedule of Investments later in this report.


Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF PLOT POINTS IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE OF FUND INVESTMENTS
                      as of 12/31/00

Commercial Paper and other Corporate Obligations    57.1%
Certificates of Deposit                             32.3%
Variable Rate Obligations                            3.7%
Repurchase Agreements                                2.9%
Bank Notes                                           2.1%
Promissory Notes                                     1.9%

SCHWAB GOVERNMENT MONEY FUND


YIELD SUMMARY AS OF 12/31/00 1


--------------------------------------------------------------------------------
Seven-Day Yield                                                          5.78%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                                5.95%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION

The Schwab Government Money Fund invests in U.S. government securities such as U.S. Treasury bills, notes and bonds and other obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities including Fannie Maes, Freddie Macs and Sallie Maes, and repurchase agreements for these securities. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 2000 is provided in the Schedule of Investments later in this report.


Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF PLOT POINTS IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE OF FUND INVESTMENTS
                      as of 12/31/00

Government Securities (Fixed)                       55.2%
Repurchase Agreements                               32.8%
Government Securities (Variable Rate Obligations)   12.0%

SCHWAB U.S. TREASURY MONEY FUND


YIELD SUMMARY AS OF 12/31/00 1


--------------------------------------------------------------------------------
Seven-Day Yield                                                          5.60%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                                5.76%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

The Schwab U.S. Treasury Money Fund invests exclusively in securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury notes, bills and bonds. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 2000 is provided in the Schedule of Investments later in this report.


Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF PLOT POINTS IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE OF FUND INVESTMENTS
                      as of 12/31/00

Government Securities                       100.0%

QUESTIONS TO THE PORTFOLIO
MANAGEMENT TEAM


Q. CAN YOU DESCRIBE THE SHORT-TERM INTEREST RATE
ENVIRONMENT DURING THE ONE-YEAR REPORTING PERIOD?

A. Short-term interest rates increased during the first half of the reporting period as the strength of the U.S. economy prompted the Fed to raise short-term interest rates three times. Initially, the Fed adopted a gradual approach in its effort to slow down the economy, raising the Federal Funds Rate by 0.25% both in February and March 2000. When April's unemployment rate declined to 3.9%, the lowest level in 30 years, the Fed abandoned its gradual approach and raised the federal funds rate by 0.50% in May. This increase lifted the federal funds rate to 6.5%; its highest level since 1991.

In the second half of the year, the economy's pace of growth did slow, as explained in the Market Overview section. Consequently, the Fed ceased its campaign to increase rates and adopted a "neutral" bias. Towards the end of the year, consumer and business spending suffered steep declines, partly in response to the higher cost of borrowing. These declines fueled speculation that a reduction in rates would be forthcoming to boost a suddenly slumping economy. Although the Fed left short-term interest rates unchanged after its regular December meeting, hints of a reduction emerged for January 2001. (NOTE: THE FED ULTIMATELY DECIDED TO ACT BETWEEN REGULAR MEETINGS, LOWERING SHORT-TERM RATES BY 0.50% ON JANUARY 3, 2001.)


Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM
ADJUSTED THE FUNDS' PORTFOLIOS IN RESPONSE TO
CHANGES IN INTEREST RATES?

A. As discussed in the first question, the first half of the year was characterized by a sharply rising interest rate environment. During this period, we lowered the dollar weighted average maturity (DWAM) of the funds. This strategy enabled us to reinvest proceeds from maturing securities into newly issued, higher yielding securities. As rates began to stabilize and inflationary pressures eased, market sentiment started to turn. It also became apparent that the economy was slowing down and the Fed would not continue to raise interest rates. As a result, we gradually began extending the DWAM of the portfolios in order to lock in higher yields, in anticipation of a reduction in interest rates.

Of course, SEC regulations require that money funds maintain a DWAM of no more than 90 days at all times. Further, each individual security purchased must mature in 397 days or less. While money funds' DWAMs will vary depending on their respective portfolio managers' outlooks for interest rates, our long-term strategy is to maintain DWAMs that are slightly longer than those of other money funds with similar investment objectives. We deviated from this strategy somewhat during the first half of the reporting period by shortening the funds' DWAMs to be comparable to those of their peers. However, we believe that shortening the funds' DWAMs allowed the funds to take advantage of the rising rate environment of the first half of the year, as explained above.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the values of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the federal funds rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's(R), or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total market value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS
SCHWAB MONEY MARKET FUND

AVERAGE YIELDS FOR PERIODS ENDED 12/31/00 1

--------------------------------------------------------------------------
Last seven days                                                  5.95%
--------------------------------------------------------------------------
Last three months                                                5.95%
--------------------------------------------------------------------------
Last 12 months                                                   5.69%
--------------------------------------------------------------------------



MATURITY SCHEDULE                     PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE            3/31/00    6/30/00     9/30/00    12/31/00
--------------------------------------------------------------------------
0-15 days                   14.6%      28.2%       27.7%       13.3%
--------------------------------------------------------------------------
16-30 days                  15.4%      23.7%       13.7%       11.1%
--------------------------------------------------------------------------
31-60 days                  32.8%       8.7%       25.7%       28.2%
--------------------------------------------------------------------------
61-90 days                  24.6%      13.4%       16.6%       26.2%
--------------------------------------------------------------------------
91-120 days                  3.0%      10.5%        2.3%       10.3%
--------------------------------------------------------------------------
More than 120 days           9.6%      15.5%       14.0%       10.9%
--------------------------------------------------------------------------
Weighted average          62 days    63 days     59 days     67 days
--------------------------------------------------------------------------



PORTFOLIO QUALITY

SEC TIER RATING           PERCENTAGE OF TOTAL INVESTMENTS:   12/31/00
--------------------------------------------------------------------------
Tier 1                                                        100%
--------------------------------------------------------------------------


1 A portion of the fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

PORTFOLIO HIGHLIGHTS
SCHWAB GOVERNMENT MONEY FUND

AVERAGE YIELDS FOR PERIODS ENDED 12/31/00 1

-----------------------------------------------------------------------
Last seven days                                                5.78%
-----------------------------------------------------------------------
Last three months                                              5.84%
-----------------------------------------------------------------------
Last 12 months                                                 5.55%
-----------------------------------------------------------------------



MATURITY SCHEDULE                     PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE            3/31/00    6/30/00     9/30/00    12/31/00
-----------------------------------------------------------------------
0-15 days                   45.9%      54.9%       57.1%       46.5%
-----------------------------------------------------------------------
16-30 days                   8.0%       7.3%        3.9%       12.1%
-----------------------------------------------------------------------
31-60 days                  15.3%       5.7%        5.1%       14.2%
-----------------------------------------------------------------------
61-90 days                  10.5%      13.2%        6.2%        8.8%
-----------------------------------------------------------------------
91-120 days                  5.3%       3.4%        5.9%        6.1%
-----------------------------------------------------------------------
More than 120 days          15.0%      15.5%       21.8%       12.3%
-----------------------------------------------------------------------
Weighted average          61 days    54 days     55 days     47 days
-----------------------------------------------------------------------


1 A portion of the fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

PORTFOLIO HIGHLIGHTS
SCHWAB U.S. TREASURY MONEY FUND

AVERAGE YIELDS FOR PERIODS ENDED 12/31/00 1

----------------------------------------------------------------------------
Last seven days                                                       5.60%
----------------------------------------------------------------------------
Last three months                                                     5.60%
----------------------------------------------------------------------------
Last 12 months                                                        5.27%
----------------------------------------------------------------------------


MATURITY SCHEDULE                          PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                 3/31/00    6/30/00     9/30/00    12/31/00
----------------------------------------------------------------------------
0-15 days                         3.0%       8.5%       11.0%        1.0%
----------------------------------------------------------------------------
16-30 days                       30.2%      10.3%        6.3%        9.3%
----------------------------------------------------------------------------
31-60 days                       18.5%      28.5%       28.3%       39.5%
----------------------------------------------------------------------------
61-90 days                       20.7%      18.7%       26.2%       21.0%
----------------------------------------------------------------------------
91-120 days                       5.9%      14.5%        3.7%       11.9%
----------------------------------------------------------------------------
More than 120 days               21.7%      19.5%       24.5%       17.3%
----------------------------------------------------------------------------
Weighted average               70 days    67 days     67 days     73 days
----------------------------------------------------------------------------


1 A portion of the fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2000

                                                   Par            Value
                                                 --------      -----------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 56.7%
AUTOMOTIVE -- 4.9%
FCE Bank, PLC
   6.49%, 03/02/01                               $100,000      $    98,935
   6.45%, 03/16/01                                100,000           98,695
   6.36%, 03/22/01                                120,000          118,331
   6.34%, 04/12/01                                 10,000            9,825
Ford Motor Credit
   6.46%, 03/08/01                                 29,000           28,662
   6.45%, 03/16/01                                265,000          261,541
   6.47%, 03/16/01                                 50,000           49,346
   6.44%, 03/20/01                                255,000          251,500
   6.33%, 04/12/01                                220,000          216,164
General Motors Acceptance Corp.
   6.65%, 02/06/01                                199,000          197,695
   6.65%, 02/07/01                                200,000          198,652
   6.66%, 02/07/01                                140,000          139,063
   6.68%, 02/09/01                                100,000           99,294
   6.73%, 02/16/01                                 45,000           44,626
   6.63%, 02/20/01                                200,000          198,190
   6.59%, 03/02/01                                 32,000           31,654
   6.47%, 03/20/01                                 32,000           31,558
                                                               -----------
                                                               $ 2,073,731
                                                               -----------
BANKING - AUSTRALIA -- 0.2%
Westpac Capital Corp.
   6.60%, 03/30/01                                 50,000           49,215
   6.61%, 04/30/01                                 50,000           48,944
                                                               -----------
                                                                    98,159
                                                               -----------
BANKING - BELGIUM -- 0.3% (a)
Fortis Funding, L.L.C.
   6.71%, 01/08/01                                 23,640           23,610
   6.33%, 03/29/01                                100,000           98,494
                                                               -----------
                                                                   122,104
                                                               -----------
BANKING - CANADA -- 1.2%
Bank of Nova Scotia
   6.61%, 02/07/01                                 83,000           82,443
   6.47%, 03/13/01                                200,000          197,489
   6.44%, 03/15/01                                100,000           98,715
National Bank of Canada
   6.64%, 03/05/01                                 50,000           49,429
   6.58%, 03/07/01                                 26,000           25,696
   6.66%, 04/04/01                                 50,000           49,168
                                                               -----------
                                                                   502,940
                                                               -----------

                                                   Par            Value
                                                 --------      -----------
BANKING - DENMARK -- 0.8%
Danske Corp.
   6.33%, 03/30/01                               $ 70,000      $    68,934
   6.68%, 04/02/01                                 48,000           47,216
   6.63%, 04/17/01                                 15,750           15,452
   6.61%, 04/30/01                                 25,000           24,472
   6.62%, 04/30/01                                 21,000           20,556
Unifunding, Inc.
   6.44%, 03/12/01                                 50,000           49,383
   6.45%, 03/14/01                                 50,000           49,365
   6.37%, 06/13/01                                 50,000           48,603
                                                               -----------
                                                                   323,981
                                                               -----------
BANKING - FRANCE -- 0.1%
Societe Generale, N.A.
   6.65%, 04/04/01                                 50,000           49,169
                                                               -----------
BANKING - GERMANY -- 3.2%
Bavaria TRR Corp. (a)(e)
   6.75%, 01/02/01                                 19,241           19,237
   6.74%, 01/24/01                                 10,137           10,094
   6.68%, 02/01/01                                 50,000           49,717
   6.67%, 04/17/01                                 32,195           31,585
Deutsche Bank Financial, Inc.
   6.63%, 02/15/01                                255,000          252,922
   6.63%, 02/16/01                                191,000          189,409
   6.63%, 02/23/01                                235,000          232,741
   6.66%, 03/02/01                                215,000          212,678
   6.70%, 03/02/01                                 40,000           39,568
   6.57%, 03/06/01                                125,000          123,563
Giro US Funding Corp. (a)(e)
   6.71%, 01/16/01                                 14,564           14,524
   6.66%, 02/13/01                                 49,363           48,977
   6.66%, 02/16/01                                 50,857           50,431
   6.66%, 02/20/01                                 28,552           28,292
   6.66%, 02/21/01                                 12,000           11,889
   6.51%, 02/26/01                                 11,000           10,890
   6.71%, 03/09/01                                 24,000           23,710
   6.72%, 03/20/01                                  9,000            8,873
                                                               -----------
                                                                 1,359,100
                                                               -----------
BANKING - NETHERLANDS -- 2.5%
Atlantis One Funding Corp. (e)
   6.68%, 02/13/01                                181,129          179,723
   6.70%, 02/13/01                                 30,000           29,767
   6.68%, 02/22/01                                103,931          102,954
   6.45%, 03/09/01                                130,535          128,992

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                   Par            Value
                                                 --------      -----------
Internationale Nederlanden (U.S.)
Funding Corp.
   6.75%, 02/20/01                                $50,000          $49,547
Tulip Funding Corp. (a)(e)
   6.68%, 01/12/01                                 94,676           94,485
   6.68%, 01/17/01                                 39,339           39,223
   6.72%, 01/25/01                                179,758          178,961
   6.73%, 01/29/01                                 36,000           35,814
   6.63%, 03/14/01                                 46,153           45,557
   6.39%, 03/15/01                                 50,000           49,361
   6.63%, 03/20/01                                 10,000            9,860
   6.70%, 03/26/01                                 34,000           33,486
   6.63%, 04/24/01                                 48,000           47,033
                                                               -----------
                                                                 1,024,763
                                                               -----------
BANKING - NORWAY -- 0.5%
Christiania Capital Corp. (a)
   6.66%, 02/15/01                                 62,000           61,495
Den Norske Bank
   6.66%, 02/05/01                                 61,000           60,614
   6.15%, 05/29/01                                 84,000           81,930
                                                               -----------
                                                                   204,039
                                                               -----------
BANKING - SPAIN -- 0.4%
Santander Finance (Delaware), Inc.
   6.44%, 03/14/01                                100,000           98,731
   6.65%, 04/12/01                                 50,000           49,097
                                                               -----------
                                                                   147,828
                                                               -----------
BANKING - SWEDEN -- 1.2%
AB Spintab
   6.65%, 02/06/01                                 85,000           84,444
   6.64%, 02/07/01                                 72,000           71,517
Forenings Sparbanken AB (Swedbank)
   6.65%, 02/07/01                                 95,000           94,362
   6.56%, 03/09/01                                178,000          175,863
Nordbanken of North America, Inc.
   6.61%, 04/20/01                                 50,000           49,031
Svenska Handelsbanken, Inc.
   6.65%, 04/17/01                                 40,000           39,244
                                                               -----------
                                                                   514,461
                                                               -----------
BANKING - SWITZERLAND -- 0.5% (a)
Credit Suisse First Boston Corp.
   6.71%, 03/13/01                                 50,000           49,360
   6.45%, 04/11/01                                 80,000           78,598
   6.63%, 04/16/01                                 75,000           73,589
                                                               -----------
                                                                   201,547
                                                               -----------

                                                   Par            Value
                                                 --------      -----------
BANKING - UNITED STATES -- 4.4%
Banc One Financial Corp.
   6.38%, 03/27/01                               $ 20,000      $    19,704
BankAmerica Corp.
   6.82%, 01/26/01                                140,000          139,358
   6.42%, 04/26/01                                100,000           97,998
Citicorp
   6.65%, 02/01/01                                100,000           99,434
   6.61%, 02/02/01                                200,000          198,838
   6.65%, 02/06/01                                 96,000           95,370
   6.56%, 02/12/01                                 45,000           44,659
   6.51%, 02/21/01                                115,000          113,951
Enterprise Funding Corp. (a)(e)
   6.56%, 03/30/01                                  7,500            7,382
Forrestal Funding Master Trust (a)(e)
   6.65%, 02/12/01                                 13,216           13,115
   6.65%, 02/13/01                                 41,331           41,007
   6.55%, 02/21/01                                 33,000           32,698
   6.66%, 02/22/01                                 41,886           41,490
   6.65%, 03/05/01                                 20,000           19,772
   6.70%, 03/06/01                                 18,000           17,792
   6.66%, 03/09/01                                 22,000           21,734
   6.42%, 03/16/01                                 38,000           37,506
   6.51%, 03/21/01                                  8,000            7,888
   6.64%, 04/05/01                                150,000          147,470
   6.23%, 06/08/01                                 16,501           16,062
Intrepid Funding Master Trust (a)(e)
   6.70%, 02/26/01                                 70,000           69,292
   6.68%, 03/05/01                                 50,000           49,431
   6.65%, 03/09/01                                150,158          148,342
   6.65%, 03/12/01                                 82,000           80,965
Kitty Hawk Funding Corp. (a)(e)
   6.73%, 01/10/01                                182,835          182,530
   6.78%, 02/15/01                                 79,312           78,663
Vehicle Services of America
   6.60%, 02/01/01                                 25,550           25,406
                                                               -----------
                                                                 1,847,857
                                                               -----------
CREDIT CARD RECEIVABLES -- 1.9% (a)(f)
Dakota Certificates Program SCCMT-1
   6.69%, 01/05/01                                181,000          180,867
   6.68%, 01/11/01                                 50,000           49,909
   6.66%, 01/12/01                                 37,000           36,926
   6.66%, 01/19/01                                 50,000           49,836
   6.67%, 01/19/01                                  6,000            5,980
   6.58%, 02/09/01                                 50,000           49,648
   6.59%, 02/09/01                                 43,000           42,696

                                                   Par            Value
                                                 --------      -----------
Montauk Funding Corp.
   6.70%, 01/17/01                                $42,000          $41,876
Newcastle Certificates Program
   6.80%, 01/09/01                                  4,000            3,994
   6.69%, 01/24/01                                198,000          197,165
   6.77%, 01/30/01                                120,000          119,352
                                                               -----------
                                                                   778,249
                                                               -----------
DIVERSIFIED FINANCIAL ASSETS -- 16.8% (f)
Amsterdam Funding Corp. (a)
   6.69%, 01/02/01                                 21,000           20,996
   6.69%, 01/04/01                                 25,000           24,986
   6.69%, 01/10/01                                 70,000           69,884
   6.70%, 01/10/01                                100,000           99,834
   6.69%, 01/17/01                                 24,000           23,929
Bavaria Universal Funding Corp. (a)
   6.67%, 02/09/01                                 15,255           15,147
   6.67%, 02/15/01                                100,000           99,180
   6.81%, 02/22/01                                 15,517           15,370
   6.68%, 02/26/01                                 12,250           12,125
   6.54%, 03/14/01                                 23,600           23,297
   6.46%, 03/19/01                                 50,000           49,320
   6.70%, 03/19/01                                  7,000            6,903
   6.45%, 03/21/01                                 24,000           23,666
   6.67%, 04/17/01                                 92,000           90,253
Beta Finance, Inc. (a)
   6.69%, 01/08/01                                 24,500           24,469
   6.68%, 02/01/01                                 15,000           14,915
   6.70%, 03/08/01                                 68,500           67,685
   6.71%, 03/12/01                                 73,000           72,079
   6.72%, 03/22/01                                 97,000           95,601
   6.54%, 03/26/01                                 20,000           19,700
   6.69%, 03/28/01                                 87,000           85,655
   6.68%, 04/10/01                                 70,500           69,248
   6.62%, 05/01/01                                 34,000           33,275
CC (USA), Inc. (a)
   6.66%, 01/25/01                                 35,500           35,345
   6.68%, 01/25/01                                 90,000           89,604
   6.66%, 01/26/01                                 45,500           45,293
   6.67%, 02/01/01                                 52,500           52,203
   6.67%, 02/02/01                                 55,000           54,679
   6.80%, 02/06/01                                 75,000           75,000
   6.67%, 02/12/01                                 24,500           24,313
   6.66%, 02/13/01                                 25,000           24,804
   6.68%, 03/22/01                                 13,000           12,813
   6.70%, 03/22/01                                 13,000           12,813
   6.66%, 05/09/01                                 62,000           60,580

                                                   Par            Value
                                                 --------      -----------
Charta Corp. (a)
   6.70%, 01/11/01                               $ 44,000      $    43,919
   6.66%, 02/14/01                                 50,000           49,600
   6.66%, 02/27/01                                 27,000           26,721
   6.63%, 02/28/01                                 50,000           49,474
Concord Minutemen Capital Co., L.L.C
  Series A (a)
   6.68%, 01/12/01                                 13,042           13,016
   6.72%, 01/12/01                                 25,000           24,949
   6.68%, 01/19/01                                 50,654           50,487
   6.69%, 01/23/01                                 13,000           12,948
   6.67%, 01/25/01                                 53,000           52,768
   6.66%, 02/02/01                                 64,000           63,627
   6.66%, 02/07/01                                 35,000           34,764
   6.69%, 02/22/01                                 63,358           62,763
   6.67%, 04/10/01                                 10,089            9,910
   6.66%, 04/11/01                                 21,627           21,240
   6.66%, 04/23/01                                 19,154           18,770
   6.64%, 04/25/01                                 77,271           75,693
Delaware Funding Corp. (a)
   6.69%, 01/16/01                                 25,267           25,197
   6.69%, 01/22/01                                 75,000           74,711
   6.70%, 01/22/01                                196,205          195,447
   6.68%, 01/25/01                                124,496          123,948
Dorada Finance, Inc. (a)
   6.68%, 01/18/01                                 20,000           19,938
   6.66%, 01/26/01                                 42,000           41,809
   6.66%, 02/01/01                                  5,000            4,972
   6.66%, 02/09/01                                 30,500           30,284
   6.66%, 02/13/01                                 23,500           23,316
   6.66%, 02/15/01                                 18,000           17,853
   6.66%, 02/23/01                                 26,500           26,245
   6.63%, 03/13/01                                 19,375           19,126
   6.71%, 03/14/01                                 20,000           19,740
   6.64%, 04/12/01                                 28,500           27,984
   6.69%, 04/12/01                                 17,000           16,691
   6.77%, 10/09/01                                 21,000           20,996
Galaxy Funding, Inc. (a)
   6.66%, 02/14/01                                 25,000           24,798
   6.66%, 02/23/01                                 82,000           81,210
   6.67%, 02/23/01                                 40,000           39,614
   6.64%, 02/26/01                                 25,000           24,748
   6.66%, 02/26/01                                 25,000           24,747
   6.64%, 03/23/01                                 35,000           34,491
   6.65%, 04/25/01                                 82,000           80,329
   6.66%, 04/25/01                                 25,000           24,490
   6.52%, 06/18/01                                 25,000           24,265
   6.53%, 06/18/01                                 50,000           48,529

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                   Par            Value
                                                 --------      -----------
Greenwich Funding Corp. (d)
   6.51%, 03/12/01                               $ 13,496      $    13,328
   6.46%, 03/19/01                                182,152          179,674
Jupiter Securitization Corp. (a)
   6.68%, 01/12/01                                109,000          108,780
   6.75%, 01/16/01                                 16,000           15,955
   6.69%, 01/17/01                                103,370          103,066
   6.70%, 01/17/01                                 10,000            9,971
   6.72%, 01/26/01                                 12,000           11,945
   6.68%, 01/31/01                                 20,237           20,126
   6.66%, 02/09/01                                 67,000           66,522
   6.60%, 02/14/01                                 25,000           24,801
   6.63%, 03/01/01                                 11,000           10,882
   6.50%, 03/09/01                                  9,000            8,893
   6.47%, 03/20/01                                 10,000            9,862
   6.42%, 03/30/01                                 10,250           10,092
   6.30%, 04/24/01                                  7,000            6,864
   6.64%, 04/27/01                                 30,000           29,378
   6.68%, 05/08/01                                 12,000           11,727
   6.40%, 06/11/01                                 10,000            9,723
Lexington Parker Capital Corp. (a)
   6.69%, 01/12/01                                 85,000           84,828
   6.69%, 01/18/01                                 26,481           26,398
   6.68%, 01/19/01                                 47,000           46,845
   6.50%, 03/01/01                                 25,000           24,737
   6.54%, 03/02/01                                 22,078           21,841
   6.47%, 03/15/01                                 30,000           29,612
   6.69%, 04/12/01                                 88,862           87,249
Links Finance, L.L.C. (a)
   6.73%, 01/12/01                                 13,000           12,974
   6.68%, 01/23/01                                 18,710           18,635
   6.66%, 02/13/01                                 20,000           19,844
   6.66%, 02/16/01                                 40,000           39,665
   6.67%, 02/20/01                                 11,000           10,900
   6.66%, 03/27/01                                 17,000           16,740
Market Street Funding Corp. (a)
   6.60%, 01/02/01                                130,000          129,976
   6.69%, 01/05/01                                 28,000           27,979
   6.73%, 01/10/01                                132,082          131,862
MOAT Funding, L.L.C. (a)
   6.66%, 02/09/01                                 53,000           52,624
   6.70%, 02/26/01                                 51,250           50,732
   6.65%, 02/28/01                                 40,000           39,580
   6.47%, 03/16/01                                 31,500           31,088
   6.50%, 03/27/01                                 60,000           59,096
   6.46%, 03/29/01                                  7,000            6,893
   6.47%, 03/29/01                                 65,000           64,002

                                                   Par            Value
                                                 --------      -----------
Mont Blanc Capital Corp. (a)
   6.69%, 01/09/01                               $ 70,000      $    69,897
   6.69%, 01/12/01                                 38,000           37,923
   6.68%, 01/16/01                                 49,000           48,865
Sigma Finance, Inc. (a)
   6.69%, 01/04/01                                 10,000            9,994
   6.73%, 01/16/01                                 30,000           29,917
   6.73%, 01/19/01                                 37,000           36,877
   6.68%, 02/05/01                                 75,000           74,524
   6.66%, 02/16/01                                 22,000           21,816
   6.61%, 02/27/01                                 44,100           43,645
   6.50%, 03/07/01                                 25,000           24,711
   6.71%, 03/07/01                                143,000          141,324
   6.71%, 03/08/01                                 11,000           10,869
   6.71%, 03/12/01                                 28,000           27,647
   6.70%, 03/13/01                                 16,860           16,645
   6.71%, 03/13/01                                 28,000           27,642
   6.68%, 03/14/01                                 50,000           49,352
   6.70%, 03/20/01                                 50,000           49,298
   6.68%, 04/04/01                                 50,000           49,166
   6.68%, 04/10/01                                 17,000           16,698
   6.66%, 04/12/01                                 48,500           47,622
   6.63%, 04/17/01                                 65,000           63,771
   6.64%, 04/24/01                                 70,000           68,589
   6.64%, 04/25/01                                100,000           97,967
   6.65%, 05/01/01                                 78,800           77,107
   6.65%, 05/07/01                                 42,430           41,474
   6.66%, 05/09/01                                 10,000            9,771
   6.65%, 05/10/01                                 24,000           23,446
   6.13%, 06/20/01                                 61,000           59,286
Stellar Funding Group, Inc. (a)
   6.74%, 01/03/01                                 25,311           25,302
   6.68%, 01/17/01                                 14,000           13,959
   6.74%, 01/18/01                                 18,990           18,930
   6.72%, 01/22/01                                 10,000            9,961
   6.67%, 01/25/01                                 20,000           19,912
   6.68%, 01/25/01                                 13,000           12,943
   6.72%, 01/29/01                                  7,593            7,554
   6.72%, 03/05/01                                  7,431            7,346
   6.50%, 03/12/01                                 20,694           20,436
   6.52%, 03/12/01                                 15,728           15,532
   6.62%, 03/14/01                                 15,200           15,002
   6.62%, 03/15/01                                  6,404            6,319
   6.50%, 03/22/01                                 15,000           14,787
   6.40%, 06/05/01                                 20,639           20,087
   6.42%, 06/11/01                                 13,359           12,987

                                                   Par            Value
                                                 --------      -----------
Thames Asset Global Securitization
  No. 1, Inc. (a)
   6.69%, 01/08/01                               $ 71,394      $    71,302
   6.71%, 01/29/01                                 59,000           58,699
   6.68%, 01/31/01                                 30,136           29,971
   6.66%, 02/05/01                                 11,000           10,930
   6.66%, 02/15/01                                 29,137           28,898
   6.67%, 02/15/01                                 50,145           49,736
   6.70%, 02/28/01                                 23,000           22,758
   6.50%, 03/12/01                                 10,000            9,876
Variable Funding Capital Corp. (a)
   6.68%, 01/11/01                                 50,000           49,908
   6.67%, 01/18/01                                100,000           99,689
   6.70%, 02/22/01                                 50,000           49,531
   6.54%, 02/23/01                                 93,000           92,116
                                                               -----------
                                                                 7,007,094
                                                               -----------
FINANCE - COMMERCIAL -- 2.8%
CIT Group Holdings, Inc.
   6.64%, 02/07/01                                 95,000           94,362
   6.47%, 03/13/01                                 19,000           18,762
   6.45%, 03/14/01                                160,000          157,968
   6.47%, 03/15/01                                 49,000           48,368
General Electric Capital Corp.
   6.65%, 03/06/01                                 50,000           49,425
   6.65%, 03/07/01                                 41,000           40,521
General Electric Capital International
  Funding, Inc. (a)
   6.64%, 02/05/01                                125,000          124,203
   6.65%, 02/06/01                                101,000          100,337
   6.65%, 02/08/01                                100,000           99,313
General Electric Capital Services
   6.65%, 02/09/01                                100,000           99,295
   6.66%, 02/12/01                                 20,000           19,848
   6.59%, 03/05/01                                125,000          123,583
   6.32%, 04/09/01                                 89,000           87,495
Halogen Capital Co., L.L.C. (a)
   6.67%, 01/26/01                                 80,000           79,634
   6.70%, 02/09/01                                 45,253           44,932
                                                               -----------
                                                                 1,188,046
                                                               -----------
FINANCE - CONSUMER -- 1.4%
Associates Corp. of North America
   6.65%, 02/02/01                                 75,000           74,562
   6.65%, 02/05/01                                 80,000           79,490
   6.63%, 02/14/01                                 60,000           59,522
   6.63%, 02/16/01                                 40,000           39,667
   6.64%, 02/20/01                                 98,000           97,112

                                                   Par            Value
                                                 --------      -----------
Associates First Capital, B.V
   6.65%, 02/06/01                               $ 53,000      $    52,652
   6.63%, 02/09/01                                 30,000           29,788
   6.63%, 02/15/01                                 26,000           25,788
   6.46%, 03/15/01                                 50,000           49,356
   6.32%, 04/16/01                                 50,000           49,096
   6.30%, 04/18/01                                 50,000           49,081
                                                               -----------
                                                                   606,114
                                                               -----------
INSURANCE - MONOLINE -- 0.2% (a)
Triple-A One Funding Corp.
   6.73%, 01/05/01                                 17,000           16,987
   6.69%, 01/16/01                                 25,291           25,221
   6.69%, 01/22/01                                 51,033           50,837
                                                               -----------
                                                                    93,045
                                                               -----------
INSURANCE - MULTILINE -- 0.2%
GE Financial Assurance Holdings, Inc.
   6.65%, 02/08/01                                100,000           99,308
                                                               -----------
SECURITIES BROKERAGE - DEALER -- 5.5%
Bear Stearns Companies, Inc.
   6.47%, 03/09/01                                105,000          103,755
   6.42%, 03/16/01                                 63,000           62,182
   6.48%, 03/16/01                                 45,000           44,411
   6.44%, 03/23/01                                 35,000           34,502
   6.35%, 03/26/01                                 50,000           49,271
   6.35%, 03/28/01                                 90,000           88,656
JP Morgan & Co., Inc.
   6.58%, 03/08/01                                306,000          302,370
   6.46%, 03/13/01                                 70,000           69,122
   6.47%, 03/13/01                                 30,000           29,624
   6.11%, 06/26/01                                100,000           97,101
Merrill Lynch & Co., Inc.
   6.61%, 02/28/01                                 40,000           39,581
   6.86%, 03/29/01                                100,000          100,000
Morgan Stanley, Dean Witter,
  Discover & Co.
   6.45%, 03/19/01                                300,000          295,925
   6.45%, 03/20/01                                250,000          246,560
   6.40%, 03/21/01                                 50,000           49,309
Salomon Smith Barney Holdings, Inc.
   6.60%, 03/05/01                                107,000          105,785
   6.47%, 03/06/01                                200,000          197,735
   6.48%, 03/06/01                                100,000           98,866
   6.47%, 03/07/01                                100,000           98,850
   6.47%, 03/08/01                                 20,000           19,766

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                   Par            Value
                                                 --------      -----------
Ventures Business Trust (a)
   6.67%, 01/22/01                               $ 26,000      $    25,900
   6.60%, 03/07/01                                128,000          126,500
                                                               -----------
                                                                 2,285,771
                                                               -----------
TELECOMMUNICATIONS SERVICES & EQUIPMENT -- 0.3%
Vodafone Airtouch, PLC
   6.71%, 01/31/01                                119,000          118,342
                                                               -----------
TRADE RECEIVABLES -- 7.4% (a)(f)
Apreco, Inc.
   6.67%, 01/25/01                                 21,000           20,908
   6.47%, 03/15/01                                 50,000           49,354
Asset Securitization Cooperative Corp.
   6.69%, 01/09/01                                 50,000           49,926
   6.71%, 01/09/01                                 36,000           35,947
   6.69%, 01/11/01                                200,000          199,632
Barton Capital Corp.
   6.69%, 01/03/01                                117,981          117,938
   6.69%, 01/04/01                                106,922          106,863
   6.69%, 01/05/01                                 22,105           22,089
   6.69%, 01/10/01                                168,446          168,167
   6.68%, 01/12/01                                 43,255           43,168
Compass Securitization, L.L.C
   6.74%, 01/02/01                                 10,447           10,445
   6.68%, 01/12/01                                  1,000              998
   6.70%, 01/18/01                                 44,000           43,862
   6.69%, 01/19/01                                107,993          107,638
   6.70%, 01/22/01                                 20,000           19,923
   6.69%, 02/15/01                                 50,000           49,591
   6.66%, 02/16/01                                 49,000           48,590
   6.61%, 03/06/01                                 20,881           20,640
Corporate Asset Funding Co., Inc.
   6.69%, 01/05/01                                 45,000           44,967
Corporate Receivables Corp.
   6.70%, 01/05/01                                 39,000           38,971
   6.69%, 01/09/01                                 40,000           39,941
CXC, Inc.
   6.60%, 01/02/01                                100,000           99,982
   6.69%, 01/04/01                                  6,000            5,997
   6.66%, 01/16/01                                 50,000           49,863
Edison Asset Securitization Corp., L.L.C
   6.60%, 01/02/01                                400,000          399,927
   6.75%, 01/09/01                                 50,000           49,926
   6.72%, 01/24/01                                 89,118           88,739
Falcon Asset Securitization Corp.
   6.68%, 01/18/01                                 60,000           59,813
   6.59%, 02/12/01                                 19,000           18,856

                                                   Par            Value
                                                 --------      -----------
Giro Multi Funding Corp.
   6.69%, 01/12/01                               $ 14,290      $    14,261
   6.66%, 02/13/01                                 83,264           82,613
   6.66%, 02/20/01                                 54,356           53,862
   6.51%, 02/26/01                                 30,094           29,793
   6.69%, 03/20/01                                 15,622           15,403
Monte Rosa Capital Corp.
   6.68%, 01/26/01                                 20,000           19,908
   6.68%, 01/29/01                                 32,699           32,531
   6.59%, 02/05/01                                 71,000           70,550
   6.59%, 02/06/01                                 10,000            9,935
Park Avenue Receivables Corp.
   6.69%, 01/16/01                                 25,000           24,931
   6.66%, 01/19/01                                100,000           99,672
Preferred Receivables Funding Corp.
   6.40%, 03/23/01                                 10,000            9,858
Quincy Capital Corp.
   6.69%, 01/04/01                                187,779          187,675
   6.70%, 01/11/01                                210,191          209,803
WCP Funding, Inc.
   6.68%, 01/10/01                                 85,000           84,859
   6.66%, 01/25/01                                 34,000           33,851
Windmill Funding
   6.69%, 01/09/01                                 50,000           49,926
   6.69%, 01/16/01                                 35,000           34,903
                                                               -----------
                                                                 3,076,995
                                                               -----------
TOTAL COMMERCIAL PAPER & OTHER
  CORPORATE OBLIGATIONS
  (Cost $23,722,643)                                            23,722,643
                                                               -----------
CERTIFICATES OF DEPOSIT -- 32.1%
BANKING - AUSTRALIA -- 0.4%
Australia & New Zealand Bank Group
   6.46%, 03/12/01                                 60,000           60,000
Westpac Banking Corp.
   6.61%, 05/02/01                                 50,000           50,002
   6.61%, 05/03/01                                 50,000           50,000
                                                               -----------
                                                                   160,002
                                                               -----------
BANKING - BELGIUM -- 1.6%
Dexia Bank
   6.63%, 02/16/01                                200,000          200,000
   6.49%, 03/08/01                                400,000          400,000
   6.45%, 03/14/01                                 75,000           75,003
                                                               -----------
                                                                   675,003
                                                               -----------

                                                   Par            Value
                                                 --------      -----------
BANKING - CANADA -- 3.6%
Bank of Nova Scotia
   6.47%, 03/13/01                               $ 50,000      $    50,000
Canadian Imperial Bank of Commerce
   6.50%, 02/27/01                                400,000          400,000
   6.46%, 03/12/01                                115,000          115,000
   6.75%, 03/27/01                                122,000          121,989
   6.88%, 08/14/01                                100,000           99,982
   6.72%, 10/10/01                                 43,000           42,994
National Bank of Canada
   6.60%, 03/01/01                                 25,000           25,000
   6.63%, 03/01/01                                 50,000           50,000
Royal Bank of Canada
   6.75%, 02/14/01                                100,000           99,995
   6.48%, 03/01/01                                 75,000           75,001
   6.90%, 03/29/01                                100,000           99,993
   7.00%, 05/02/01                                 75,000           74,995
   6.75%, 09/24/01                                 25,000           24,995
Toronto Dominion Bank
   6.77%, 04/18/01                                100,000           99,992
   7.00%, 05/02/01                                100,000           99,994
   6.61%, 05/03/01                                 50,000           50,000
                                                               -----------
                                                                 1,529,930
                                                               -----------
BANKING - DENMARK -- 0.4%
Danske Bank
   6.44%, 03/19/01                                 50,000           50,001
   6.61%, 05/08/01                                 42,000           42,000
   6.40%, 05/14/01                                 75,000           75,000
                                                               -----------
                                                                   167,001
                                                               -----------
BANKING - FINLAND -- 1.0%
Merita Bank, Ltd.
   6.92%, 01/08/01                                 40,000           40,000
   6.61%, 05/01/01                                 94,000           94,009
   6.63%, 05/01/01                                100,000          100,000
   6.64%, 05/08/01                                 75,000           75,000
   6.64%, 05/09/01                                 37,000           37,001
   6.37%, 06/12/01                                 59,000           59,000
                                                               -----------
                                                                   405,010
                                                               -----------
BANKING - FRANCE -- 1.6%
BNP Paribas
   6.66%, 04/10/01                                 95,000           95,000
   6.13%, 06/27/01                                100,000          100,002

                                                   Par            Value
                                                 --------      -----------
Credit Agricole Indosuez
   6.66%, 02/12/01                               $175,000      $   175,000
   6.32%, 03/29/01                                100,000          100,000
Societe Generale
   6.56%, 03/02/01                                200,000          200,000
                                                               -----------
                                                                   670,002
                                                               -----------
BANKING - GERMANY -- 9.5%
Bayeriche HypoVereinsbank, AG
   6.63%, 02/13/01                                145,000          145,000
   6.50%, 02/28/01                                115,000          115,000
   6.60%, 03/06/01                                 80,000           80,001
   6.46%, 03/12/01                                 86,000           86,000
   6.44%, 03/19/01                                 44,000           44,000
   6.45%, 03/19/01                                 90,000           90,002
   6.51%, 05/04/01                                100,000          100,016
Bayerische Landesbank Girozentrale
   6.62%, 02/28/01                                 50,000           50,000
Commerzbank, AG
   6.64%, 02/05/01                                 92,000           92,000
   6.64%, 02/08/01                                103,000          103,000
Deutsche Bank, AG
   6.55%, 01/12/01                                100,000           99,999
   6.56%, 01/29/01                                 95,000           94,996
   6.45%, 03/15/01                                 95,000           95,000
   6.37%, 05/03/01                                 20,000           20,026
   7.18%, 06/12/01                                250,000          249,979
   6.92%, 08/20/01                                100,000           99,982
   6.80%, 09/10/01                                 41,500           41,495
   6.80%, 09/11/01                                 55,000           54,993
Dresdner Bank
   6.89%, 01/16/01                                 88,000           87,998
   6.77%, 04/19/01                                132,000          132,000
   6.80%, 04/25/01                                 50,000           49,997
Landesbank Baden Wurttemberg
   6.65%, 02/09/01                                 71,000           71,000
   6.65%, 02/28/01                                 20,000           20,000
   6.50%, 03/08/01                                 81,000           81,001
   6.45%, 03/15/01                                 32,000           32,000
   6.62%, 03/30/01                                 50,000           50,001
   6.66%, 04/10/01                                 41,000           41,001
   6.62%, 04/30/01                                 50,000           50,001
   6.63%, 05/02/01                                 50,000           50,002
   7.36%, 06/05/01                                 50,000           50,006
Landesbank Hessen-Thuringen
  Girozentrale
   7.22%, 05/04/01                                100,000           99,966

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                   Par            Value
                                                 --------      -----------
Norddeutsche Landesbank Girozentrale
   6.89%, 01/19/01                               $100,000      $   100,000
   6.87%, 01/22/01                                 23,000           23,000
   6.60%, 02/01/01                                 50,000           49,998
   6.86%, 02/01/01                                 43,000           43,000
   6.62%, 02/09/01                                 50,000           50,000
   6.64%, 02/09/01                                 28,000           28,000
   6.60%, 03/07/01                                 32,000           31,999
   6.51%, 03/09/01                                 11,000           10,998
   6.62%, 03/09/01                                 50,000           49,997
   7.02%, 07/10/01                                 45,000           44,996
Westdeutsche Landesbank Girozentrale
   6.66%, 02/13/01                                125,000          125,000
   6.73%, 02/14/01                                200,000          200,001
   6.69%, 04/03/01                                150,000          150,000
   6.60%, 04/20/01                                135,000          135,001
   6.60%, 04/26/01                                200,000          200,000
   6.64%, 05/02/01                                230,000          230,000
   7.00%, 05/02/01                                 50,000           50,000
                                                               -----------
                                                                 3,998,452
                                                               -----------
BANKING - ITALY -- 0.7%
San Paolo IMI SPA
   6.68%, 04/02/01                                 40,000           40,001
Unicredito Italiano SPA
   6.64%, 02/14/01                                100,000          100,001
   6.64%, 02/20/01                                 50,000           49,999
   6.63%, 02/28/01                                 50,000           50,001
   6.40%, 03/22/01                                 50,000           50,001
                                                               -----------
                                                                   290,003
                                                               -----------
BANKING - NETHERLANDS -- 3.3%
ABN AMRO Bank, NV
   6.47%, 03/13/01                                 50,000           50,000
ING Bank, NV
   6.64%, 02/12/01                                100,000          100,000
   6.64%, 02/14/01                                120,000          120,000
   6.75%, 02/15/01                                100,000           99,998
   6.63%, 02/16/01                                200,000          200,000
   6.63%, 02/20/01                                222,000          222,000
   6.49%, 03/13/01                                 12,000           12,000
   6.45%, 03/19/01                                 49,000           49,000
   6.67%, 04/10/01                                188,000          188,000
   6.40%, 05/14/01                                 81,000           81,000
   6.37%, 06/14/01                                 92,000           92,000
   6.10%, 06/28/01                                 50,000           50,000
   6.10%, 06/29/01                                 27,000           27,000

                                                   Par            Value
                                                 --------      -----------
Rabobank Nederland, NV
   6.72%, 10/09/01                               $100,000      $    99,985
                                                               -----------
                                                                 1,390,983
                                                               -----------
BANKING - NORWAY -- 0.2%
Christiania Bank
   6.65%, 02/06/01                                 50,000           50,000
   6.47%, 03/16/01                                 20,000           20,000
                                                               -----------
                                                                    70,000
                                                               -----------
BANKING - SPAIN -- 0.4%
Banco Bilbao Vizcaya Argentaria SA
   6.57%, 03/07/01                                 50,000           50,000
   6.66%, 04/06/01                                100,000          100,000
                                                               -----------
                                                                   150,000
                                                               -----------
BANKING - SWEDEN -- 0.6%
Forenings Sparbanken AB (Swedbank)
   6.66%, 02/12/01                                 55,000           55,000
   6.64%, 03/01/01                                 25,000           25,000
   6.58%, 03/05/01                                 50,000           50,000
Svenska Handelsbanken
   6.65%, 02/28/01                                 50,000           50,000
   6.68%, 04/12/01                                 25,000           25,000
   6.61%, 05/16/01                                 33,000           33,062
                                                               -----------
                                                                   238,062
                                                               -----------
BANKING - SWITZERLAND -- 2.1%
UBS, AG
   6.50%, 01/02/01                                200,000          200,000
   6.85%, 04/27/01                                100,000           99,991
   7.25%, 06/12/01                                100,000           99,992
   6.99%, 06/22/01                                 25,000           25,004
   7.03%, 06/22/01                                 40,000           40,003
   6.70%, 09/10/01                                 45,000           45,010
   6.72%, 10/09/01                                371,000          370,946
                                                               -----------
                                                                   880,946
                                                               -----------
BANKING - UNITED KINGDOM -- 6.6%
Abbey National Treasury Services, PLC
   6.59%, 03/01/01                                300,000          300,000
   6.60%, 03/05/01                                400,000          400,000
   6.56%, 03/07/01                                143,000          143,000
   6.43%, 03/20/01                                 19,000           19,000
   6.62%, 03/20/01                                125,000          125,000
Bank of Scotland Treasury Services, PLC
   6.64%, 02/08/01                                140,000          140,000
   6.62%, 02/09/01                                113,000          113,001

                                                   Par            Value
                                                 --------      -----------
   6.75%, 02/14/01                               $ 45,000      $    44,999
   6.63%, 02/15/01                                 50,000           50,000
   6.45%, 03/15/01                                 71,000           71,005
Barclays Bank, PLC
   6.63%, 02/08/01                                 95,000           95,005
   6.60%, 04/17/01                                100,000          100,011
Halifax, PLC
   6.63%, 02/15/01                                 75,000           75,000
   6.59%, 03/01/01                                250,000          250,000
   6.47%, 03/13/01                                 50,000           50,000
   6.45%, 03/15/01                                234,000          234,000
Lloyds TSB Bank, PLC
   6.46%, 03/12/01                                100,000          100,000
   6.77%, 04/17/01                                 35,000           34,999
National Westminster Bank, PLC
   6.70%, 02/01/01                                100,000           99,996
   6.77%, 04/20/01                                100,000           99,994
   7.27%, 05/09/01                                117,000          116,988
   6.89%, 09/04/01                                100,000           99,987
                                                               -----------
                                                                 2,761,985
                                                               -----------
BANKING - UNITED STATES -- 0.1%
Wilmington Trust Co.
   6.48%, 03/12/01                                 25,000           25,000
                                                               -----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $13,412,379)                                            13,412,379
                                                               -----------
VARIABLE RATE OBLIGATIONS -- 3.7% (b)
BANKING - FRANCE -- 0.0% (e)
New Jersey Economic Development
  Authority Adjustable Rate Money
  Market Securities (GE Aerospace
  Camden Development Project) Series A
   6.70%, 01/07/01                                 10,675           10,675
New Jersey Economic Development
  Authority Adjustable Rate Money
  Market Securities (GE Aerospace
  Camden Development Project) Series B
   6.70%, 01/07/01                                 10,000           10,000
                                                               -----------
                                                                    20,675
                                                               -----------
BANKING - GERMANY -- 0.1% (d)(e)
Restructured Asset Securities With
  Enhanced Returns Series
  2000-15-MM-MBS
   6.73%, 01/16/01                                 38,000           38,000

                                                   Par            Value
                                                 --------      -----------
BANKING - NETHERLANDS -- 0.1% (e)
New Jersey Economic Development
  Authority Adjustable Rate Lease
  Revenue Taxable Bonds (Barnes &
  Noble, Inc. Distribution & Freight
  Consolidation Center Project)
  Series 1995A
   6.61%, 01/07/01                               $ 18,160      $    18,160
New Jersey Economic Development
  Authority Adjustable Rate Lease
  Revenue Taxable Bonds (Barnes &
  Noble, Inc. Distribution & Freight
  Consolidation Center Project) Series B
   6.61%, 01/07/01                                 10,000           10,000
                                                               -----------
                                                                    28,160
                                                               -----------
BANKING - SWITZERLAND -- 0.1% (d)
Structured Products Asset Return
  Certificates Series 2000-5
   6.80%, 01/24/01                                 50,000           50,000
                                                               -----------
BANKING - UNITED STATES -- 0.3%
6700 Cherry Avenue Partners Demand
  Bond Series 1993 (e)
   6.65%, 01/07/01                                  9,300            9,300
Lowndes Corp., Georgia Taxable
  Demand Bond Series 1997 (a)(e)
   7.10%, 01/07/01                                  7,730            7,730
Strategic Money Market Trust
  Series 2000A (d)
   6.73%, 01/16/01                                 60,000           60,000
Strategic Money Market Trust
  Series 2000E (d)
   6.73%, 01/16/01                                 33,000           33,000
Strategic Money Market Trust
  Series 2000M (d)
   6.58%, 03/13/01                                 20,000           20,000
                                                               -----------
                                                                   130,030
                                                               -----------
CREDIT CARD RECEIVABLES -- 0.1% (a)(f)
Short Term Repackaged Asset Trust
  Series 1998E
   6.73%, 01/18/01                                 50,000           50,000
                                                               -----------

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                   Par            Value
                                                 --------      -----------
DIVERSIFIED FINANCIAL ASSETS -- 0.6% (f)
CC (USA), Inc. (a)
   6.69%, 01/19/01                               $ 17,000      $    17,000
Copelco Capital Receivables, L.L.C.
  Series 2000-A
   6.70%, 01/18/01                                 23,000           23,000
Sigma Finance, Inc. (a)
   6.82%, 01/02/01                                 50,000           50,000
   6.61%, 01/21/01                                 20,000           20,000
   6.65%, 01/25/01                                 40,000           40,000
Variable Funding Capital Corp. (a)
   6.71%, 01/10/01                                 93,000           93,000
                                                               -----------
                                                                   243,000
                                                               -----------
ELECTRICAL & ELECTRONICS -- 0.1% (a)
CFM International, Inc.
   6.71%, 01/07/01                                 37,020           37,020
                                                               -----------
INSURANCE - MONOLINE -- 0.1%
Merlot Trust Series 2000B
   6.88%, 01/07/01                                 32,630           32,630
The Community Redevelopment Agency
  of the City of Los Angeles, California
  (Bunker Hill Project ) Subordinate
  Tax Allocation Refunding Bonds
  Series 1997A (e)
   6.75%, 01/07/01                                 10,000           10,000
                                                               -----------
                                                                    42,630
                                                               -----------
LIFE & HEALTH INSURANCE -- 1.1% (d)
General Elecrtic Life & Annuity
  Assurance Co.
   6.87%, 01/30/01                                150,000          150,000
Metropolitan Life Insurance Co.
   6.70%, 01/30/01                                 50,000           50,000
Monumental Life Insurance Co.
   6.79%, 01/01/01                                100,000          100,000
Pacific Life Insurance Co.
   6.87%, 01/01/01                                100,000          100,000
United of Omaha Life Insurance Co.
   6.90%, 01/02/01                                 60,000           60,000
                                                               -----------
                                                                   460,000
                                                               -----------

                                                   Par            Value
                                                 --------      -----------
SECURITIES BROKERAGE - DEALER -- 0.5%
JP Morgan & Co., Inc.
   6.69%, 01/16/01                               $100,000      $   100,000
Merrill Lynch & Co., Inc.
   6.73%, 01/30/01                                 50,000           50,000
Morgan Stanley, Dean Witter,
  Discover & Co. (a)
   6.74%, 01/16/01                                 50,000           50,000
                                                               -----------
                                                                   200,000
                                                               -----------
TELECOMMUNICATIONS SERVICES &
EQUIPMENT -- 0.6% (a)
AT & T Corp.
   6.70%, 01/16/01                                248,000          248,000
                                                               -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,547,515)                                              1,547,515
                                                               -----------
BANK NOTES -- 2.1%
Bank of America, NA
   6.93%, 01/03/01                                 60,000           60,000
   6.83%, 01/26/01                                171,000          171,000
   6.80%, 02/05/01                                 95,000           95,000
   6.65%, 04/05/01                                250,000          250,000
   7.20%, 06/05/01                                200,000          200,000
   6.75%, 09/18/01                                100,000          100,000
                                                               -----------
TOTAL BANK NOTES
  (Cost $876,000)                                                  876,000
                                                               -----------
PROMISSORY NOTES -- 1.9% (d)
The Goldman Sachs Group, Inc.
   6.73%, 02/26/01                                100,000          100,000
   6.80%, 03/01/01                                199,000          199,000
   6.80%, 03/02/01                                100,000          100,000
   6.75%, 03/21/01                                100,000          100,000
   6.71%, 04/30/01                                205,000          205,000
   6.68%, 05/03/01                                 93,000           93,000
                                                               -----------
TOTAL PROMISSORY NOTES
  (Cost $797,000)                                                  797,000
                                                               -----------

                                                 Maturity
                                                  Value           Value
                                                 --------      -----------

REPURCHASE AGREEMENTS -- 2.8% (c)
Bank of America Securities, L.L.C.
  Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities
   6.55% Issue 12/29/00
         Due   01/02/01                          $400,291      $   400,000
Credit Suisse First Boston Corp.
  Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities
   6.54% Issue 12/29/00
         Due   01/02/01                           792,042          791,467
                                                               -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,191,467)                                              1,191,467
                                                               -----------
TOTAL INVESTMENTS -- 99.3%
  (Cost $41,547,004)                                            41,547,004
                                                               -----------
OTHER ASSETS AND LIABILITIES-- 0.7%
  Other assets                                                     288,556
  Liabilities                                                      (12,809)
                                                               -----------
                                                                   275,747
                                                               -----------
TOTAL NET ASSETS-- 100.0%                                      $41,822,751
                                                               ===========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2000
                                                   Par            Value
                                                 --------      -----------

U.S. GOVERNMENT SECURITIES -- 55.0%
COUPON NOTES -- 10.5%
Federal Home Loan Bank
   6.35%, 02/02/01                               $ 20,000       $   19,998
   6.30%, 02/07/01                                 20,000           19,988
   6.58%, 02/09/01                                 22,000           22,000
   6.67%, 04/06/01                                 30,000           29,995
Federal Home Loan Mortgage Corp.
   6.35%, 01/05/01                                 43,955           43,955
   5.00%, 02/15/01                                 18,000           17,965
Federal National Mortgage Association
   6.47%, 02/16/01                                 40,000           39,999
   6.57%, 02/22/01                                 25,000           24,998
   6.57%, 04/26/01                                 25,000           24,969
   6.64%, 09/18/01                                 18,000           17,995
                                                                ----------
                                                                   261,862
                                                                ----------
DISCOUNT NOTES -- 44.5%
Federal Home Loan Bank
   6.67%, 01/17/01                                  9,103            9,077
   6.66%, 01/19/01                                 15,000           14,952
   6.54%, 01/26/01                                 23,000           22,897
   6.61%, 02/28/01                                 11,343           11,226
   6.53%, 03/14/01                                  6,424            6,343
   6.53%, 03/16/01                                  4,867            4,804
   6.53%, 03/21/01                                 34,000           33,528
   6.25%, 05/30/01                                 20,484           19,969
   5.99%, 06/27/01                                 20,000           19,429
   6.01%, 06/27/01                                 13,000           12,627
Federal Home Loan Mortgage Corp.
   6.54%, 01/17/01                                 15,000           14,957
   6.55%, 01/18/01                                102,000          101,690
   6.54%, 01/25/01                                 28,000           27,880
   6.68%, 02/01/01                                 20,000           19,889
   6.54%, 02/08/01                                 15,000           14,898
   6.61%, 02/14/01                                 12,000           11,906
   6.51%, 03/01/01                                 25,000           24,738
   6.53%, 03/29/01                                  5,000            4,924
   6.54%, 03/29/01                                 58,369           57,475
   6.55%, 03/29/01                                 23,332           22,974
   6.65%, 04/26/01                                 25,000           24,502
   6.01%, 05/24/01                                 14,104           13,776
   6.39%, 05/24/01                                 50,000           48,770
   6.24%, 05/25/01                                 12,000           11,709
   6.59%, 07/19/01                                 15,000           14,483
   6.61%, 07/19/01                                 15,000           14,481

                                                   Par            Value
                                                 --------       ----------

Federal National Mortgage Association
   6.53%, 01/19/01                               $ 34,000       $   33,891
   6.55%, 01/25/01                                 52,000           51,777
   6.67%, 01/25/01                                 25,000           24,892
   6.61%, 02/01/01                                 15,000           14,917
   6.52%, 02/07/01                                 15,000           14,902
   6.54%, 02/08/01                                 15,000           14,898
   6.60%, 02/08/01                                 15,000           14,899
   6.64%, 02/08/01                                 18,000           17,878
   6.61%, 02/22/01                                 20,000           19,815
   6.64%, 03/01/01                                 29,000           28,695
   6.53%, 03/08/01                                 12,218           12,076
   6.54%, 03/22/01                                 55,000           54,225
   6.50%, 03/29/01                                 25,000           24,616
   6.54%, 04/05/01                                 12,000           11,801
   6.55%, 04/05/01                                 23,000           22,619
   6.54%, 04/12/01                                 38,815           38,126
   6.48%, 05/31/01                                 50,000           48,694
   6.25%, 06/07/01                                 50,000           48,677
   6.01%, 06/14/01                                 36,616           35,642
                                                                ----------
                                                                 1,116,944
                                                                ----------
TOTAL U.S. GOVERNMENT SECURITIES
  (Cost $1,378,806)                                              1,378,806
                                                                ----------
VARIABLE RATE OBLIGATIONS -- 11.9% (b)
Federal Home Loan Bank
   6.32%, 01/02/01                                100,000          100,000
   6.35%, 01/03/01                                 30,000           29,998
Student Loan Marketing Association
   6.16%, 01/02/01                                 40,000           40,000
   6.22%, 01/02/01                                 50,000           50,000
   6.31%, 01/02/01                                 78,600           78,598
                                                                ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $298,596)                                                  298,596
                                                                ----------

                                                 Maturity
                                                  Value           Value
                                                 --------       ----------

REPURCHASE AGREEMENTS -- 32.6% (c)
Credit Suisse First Boston Corp. Tri-Party
  Repurchase Agreements Collateralized
  by U.S. Government Securities
   6.54% Issue 12/29/00
         Due   01/02/01                          $ 22,695       $   22,679
   6.43% Issue 12/08/00
         Due   01/07/01                            35,188           35,000
   6.55% Issue 11/13/00
         Due   01/07/01                            20,200           20,000
   6.55% Issue 11/15/00
         Due   01/07/01                            30,289           30,000
   6.57% Issue 11/07/00
         Due   01/07/01                            18,200           18,000
   6.57% Issue 11/08/00
         Due   01/07/01                            27,296           27,000
   6.57% Issue 11/09/00
         Due   01/07/01                            55,592           55,000
   6.57% Issue 11/13/00
         Due   01/07/01                            22,221           22,000
   6.57% Issue 11/22/00
         Due   01/07/01                            15,126           15,000
Lehman Brothers, Inc. Tri-Party
  Repurchase Agreements
  Collateralized by U.S. Government
  Securities
   6.29% Issue 12/27/00
         Due   01/07/01                            25,048           25,000
   6.34% Issue 12/19/00
         Due   01/07/01                            50,167           50,000
Morgan Stanley, Dean Witter, Discover
  & Co. Tri-Party Repurchase
  Agreement Collateralized by U.S.
  Government Securities
   6.54% Issue 11/20/00
         Due   01/07/01                            30,262           30,000
PaineWebber, Inc. Tri-Party
  Repurchase Agreements
  Collateralized by U.S. Government
  Securities
   6.41% Issue 12/14/00
         Due   01/07/01                            45,192           45,000

                                                 Maturity
                                                  Value           Value
                                                 --------      -----------

   6.42% Issue 12/13/00
         Due   01/07/01                          $ 30,134       $   30,000
   6.43% Issue 12/08/00
         Due   01/07/01                            40,214           40,000
   6.43% Issue 12/12/00
         Due   01/07/01                            30,139           30,000
   6.47% Issue 12/11/00
         Due   01/07/01                            30,146           30,000
   6.48% Issue 12/06/00
         Due   01/07/01                            30,173           30,000
   6.48% Issue 12/07/00
         Due   01/07/01                            40,223           40,000
   6.49% Issue 12/04/00
         Due   01/07/01                            30,184           30,000
   6.49% Issue 12/05/00
         Due   01/07/01                            27,161           27,000
   6.51% Issue 11/30/00
         Due   01/07/01                            45,309           45,000
   6.53% Issue 11/20/00
         Due   01/07/01                            20,174           20,000
   6.53% Issue 12/15/00
         Due   01/07/01                            20,083           20,000
   6.54% Issue 11/21/00
         Due   01/07/01                            20,171           20,000
Salomon Smith Barney, Inc. Tri-Party
  Repurchase Agreements Collateralized
  by U.S. Government Securities
   6.54% Issue 12/29/00
         Due   01/02/01                            12,009           12,000
   6.38% Issue 12/18/00
         Due   01/07/01                            30,106           30,000
   6.54% Issue 11/22/00
         Due   01/07/01                            20,167           20,000
                                                                ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $818,679)                                                  818,679
                                                                ----------
TOTAL INVESTMENTS -- 99.5%
  (Cost $2,496,081)                                              2,496,081
                                                                ----------
OTHER ASSETS AND LIABILITIES-- 0.5%
  Other assets                                                      13,267
  Liabilities                                                         (815)
                                                                ----------
                                                                    12,452
                                                                ----------
TOTAL NET ASSETS-- 100.0%                                       $2,508,533
                                                                ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB U.S. TREASURY MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2000
                                                   Par            Value
                                                 --------       ----------
U.S. GOVERNMENT SECURITIES -- 94.1%
U.S. TREASURY OBLIGATIONS -- 94.1%
U.S. Treasury Bills
   5.96%, 01/11/01                               $ 25,035       $   24,994
   6.42%, 01/16/01                                 79,645           79,447
   6.23%, 01/18/01                                 12,975           12,938
   6.24%, 01/18/01                                 20,000           19,943
   6.28%, 01/18/01                                 30,000           29,912
   6.21%, 01/25/01                                 24,505           24,406
   6.22%, 01/25/01                                  6,305            6,280
   6.23%, 01/25/01                                 46,995           46,804
   6.24%, 01/25/01                                  9,985            9,944
   6.26%, 01/25/01                                 10,810           10,766
   6.27%, 02/01/01                                122,700          122,048
   6.32%, 02/01/01                                 40,000           39,786
   5.68%, 02/08/01                                  1,520            1,511
   6.13%, 02/08/01                                 40,000           39,744
   6.25%, 02/08/01                                 30,000           29,808
   6.26%, 02/08/01                                 65,000           64,579
   6.28%, 02/15/01                                 25,000           24,807
   6.23%, 02/22/01                                 20,000           19,825
   6.25%, 02/22/01                                 12,900           12,785
   6.26%, 02/22/01                                 90,570           89,764
   6.13%, 03/01/01                                 64,235           63,599
   6.21%, 03/01/01                                 25,000           24,753
   6.29%, 03/01/01                                 30,000           29,696
   6.03%, 03/08/01                                 43,000           42,532
   6.06%, 03/08/01                                 95,000           93,960
   5.89%, 03/15/01                                 45,000           44,470
   5.94%, 03/15/01                                 41,030           40,542
   5.95%, 03/15/01                                 75,000           74,108
   5.97%, 03/15/01                                  3,965            3,918
   6.02%, 03/15/01                                 50,000           49,399
   5.78%, 03/22/01                                  4,110            4,058
   5.66%, 03/29/01                                 62,000           61,164
   5.70%, 03/29/01                                  3,000            2,959
   5.73%, 03/29/01                                  1,705            1,682
   5.77%, 03/29/01                                 20,470           20,188

                                                   Par            Value
                                                 --------       ----------
   5.78%, 03/29/01                               $ 25,000       $   24,656
   5.97%, 03/29/01                                  4,365            4,303
   6.27%, 04/19/01                                 16,100           15,806
   6.29%, 04/19/01                                 52,800           51,834
   6.28%, 04/26/01                                 56,755           55,651
   6.20%, 05/03/01                                 40,000           39,181
   5.84%, 05/10/01                                  6,800            6,661
   5.92%, 05/17/01                                 20,000           19,564
   5.84%, 05/24/01                                 30,000           29,321
   5.97%, 05/31/01                                 30,000           29,275
   5.77%, 06/07/01                                 30,000           29,265
   5.86%, 06/14/01                                 30,000           29,222
U.S. Treasury Notes
   4.500%, 01/31/01                               187,380          187,091
   5.375%, 02/15/01                                18,605           18,582
   7.750%, 02/15/01                                15,000           15,023
   5.000%, 02/28/01                               110,205          109,990
   5.625%, 02/28/01                               130,255          130,121
   4.875%, 03/31/01                                74,730           74,537
   5.000%, 04/30/01                               132,000          131,447
   6.250%, 04/30/01                                53,685           53,675
   5.625%, 05/15/01                               115,000          114,733
   8.000%, 05/15/01                                46,110           46,448
   5.250%, 05/31/01                                80,000           79,675
   6.625%, 07/31/01                                25,000           25,065
                                                                ----------
TOTAL U.S. GOVERNMENT SECURITIES
  (Cost $2,588,245)                                              2,588,245
                                                                ----------
TOTAL INVESTMENTS -- 94.1%
  (Cost $2,588,245)                                              2,588,245
                                                                ----------
OTHER ASSETS AND LIABILITIES-- 5.9%
  Other assets                                                     241,391
  Liabilities                                                      (80,081)
                                                                ----------
                                                                   161,310
                                                                ----------
TOTAL NET ASSETS-- 100.0%                                       $2,749,555
                                                                ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2000
(All dollar amounts are in thousands unless otherwise noted)

Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below, and U.S. government coupon notes and U.S. Treasury notes, which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) These securities can be resold to qualified institutional buyers within seven business days. Such securities are deemed liquid in accordance with procedures adopted by the Board of Trustees. At December 31, 2000, the aggregate value of such securities held by the Schwab Money Market Fund was $14,248,864, which represented 34.07% of net assets.

(b) Variable rate obligations have interest rates that vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(c) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue dates may be subject to seven day putable demand features for liquidity purposes.

(d) These securities have legal or contractual restrictions on resale. Such securities are deemed illiquid in accordance with procedures adopted by the Board of Trustees. At December 31, 2000, the aggregate value of such securities held by Schwab Money Market Fund were $1,651,002, which represented 3.95% of the net assets.

(e)   Security has one or more third party credit enhancements.

(f) Asset-backed securities are securities backed by underlying assets and categorized by industry.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except for net asset value per share)
December 31, 2000


                                                                      Schwab                Schwab              Schwab
                                                                      Money               Government         U.S. Treasury
                                                                      Market                Money               Money
                                                                       Fund                  Fund                Fund
                                                                    -----------           ----------         -------------
ASSETS
Investments, at value (Cost: $40,355,537, $1,677,402 and
   $2,588,245, respectively)                                        $40,355,537           $1,677,402          $2,588,245
Repurchase agreements, at value (Cost: $1,191,467, $818,679
   and $0, respectively)                                              1,191,467              818,679                  --
Receivables:
   Interest                                                             288,124               13,143              17,065
   Investments sold                                                          --                   --              79,061
   Investments matured                                                       --                   --             145,200
Prepaid expenses                                                            432                  124                  65
                                                                    -----------           ----------          ----------
     Total assets                                                    41,835,560            2,509,348           2,829,636
                                                                    -----------           ----------          ----------
LIABILITIES
Payables:
   Dividends                                                              7,157                  506                 341
   Investments purchased                                                     --                   --              79,447
   Investment advisory and administration fees                            1,629                   94                  67
   Transfer agency and shareholder service fees                           2,597                  156                 169
Other liabilities                                                         1,426                   59                  57
                                                                    -----------           ----------          ----------
     Total liabilities                                                   12,809                  815              80,081
                                                                    -----------           ----------          ----------
Net assets applicable to outstanding shares                         $41,822,751           $2,508,533          $2,749,555
                                                                    ===========           ==========          ==========

NET ASSETS CONSIST OF:
Paid-in capital                                                     $41,822,858           $2,509,525          $2,750,412
Accumulated net realized loss on investments sold                          (107)                (992)               (857)
                                                                    -----------           ----------          ----------
                                                                    $41,822,751           $2,508,533          $2,749,555
                                                                    ===========           ==========          ==========
PRICING OF SHARES
Outstanding shares, $0.00001 par value (unlimited shares
   authorized)                                                       41,823,390            2,509,628          2,750,476
Net asset value, offering and redemption price per share            $      1.00           $     1.00          $     1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the year ended December 31, 2000


                                                           Schwab             Schwab            Schwab
                                                           Money            Government       U.S. Treasury
                                                           Market             Money              Money
                                                            Fund               Fund              Fund
                                                         ----------         ----------       -------------
Interest income                                          $2,530,700          $157,853          $146,329
                                                         ----------          --------          --------
Expenses:
   Investment advisory and administration fees              124,844             9,070             8,938
   Transfer agency and shareholder service fees             176,315            11,276            11,106
   Custodian and portfolio accounting fees                    2,671               297               288
   Registration fees                                          3,839               174               137
   Professional fees                                            132                25                27
   Shareholder reports                                        3,543               107                61
   Trustees' fees                                                81                18                22
   Proxy fees                                                 3,535               209               187
   Other expenses                                               403                41                38
                                                         ----------          --------          --------
                                                            315,363            21,217            20,804
Less: expenses reduced (see Note 4)                         (17,969)           (2,215)           (4,575)
                                                         ----------          --------          --------
     Net expenses incurred by fund                          297,394            19,002            16,229
                                                         ----------          --------          --------
Net investment income                                     2,233,306           138,851           130,100
Net realized gain (loss) on investments sold                     62                (6)              189
                                                         ----------          --------          --------
Increase in net assets resulting from operations         $2,233,368          $138,845          $130,289
                                                         ==========          ========          ========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended December 31,


                                                 Schwab                          Schwab                        Schwab
                                            Money Market Fund             Government Money Fund       U.S. Treasury Money Fund
                                     ------------------------------    --------------------------    --------------------------
                                         2000             1999             2000          1999           2000           1999
                                     -------------    -------------    -----------    -----------    -----------    -----------
Operations:
   Net investment income             $   2,233,306    $   1,456,752    $   138,851    $   103,912    $   130,100    $    95,582
   Net realized gain (loss) on
     investments sold                           62                2             (6)          (169)           189           (243)
                                     -------------    -------------    -----------    -----------    -----------    -----------
   Increase in net assets
     resulting from operations           2,233,368        1,456,754        138,845        103,743        130,289         95,339
                                     -------------    -------------    -----------    -----------    -----------    -----------
Dividends to shareholders from
   net investment income
   (see Note 2):                        (2,233,306)      (1,456,752)      (138,851)      (103,912)      (130,100)       (95,582)
                                     -------------    -------------    -----------    -----------    -----------    -----------
Capital share transactions
  (at $1.00 per share):
     Proceeds from shares sold         184,154,775      138,436,982      9,101,323      7,964,015      9,250,769      7,589,276
     Net asset value of shares
       issued in reinvestment
       of dividends                      2,185,595        1,575,675        136,330        114,148        127,697        104,530
     Payments for shares
       redeemed                       (180,616,417)    (131,353,391)    (9,274,256)    (7,740,303)    (9,220,848)    (7,232,645)
                                     -------------    -------------    -----------    -----------    -----------    -----------
     Increase (decrease) in net
       assets from capital
       share transactions                5,723,953        8,659,266        (36,603)       337,860        157,618        461,161
                                     -------------    -------------    -----------    -----------    -----------    -----------
Total increase (decrease)
   in net assets                         5,724,015        8,659,268        (36,609)       337,691        157,807        460,918
Net assets:
   Beginning of period                  36,098,736       27,439,468      2,545,142      2,207,451      2,591,748      2,130,830
                                     -------------    -------------    -----------    -----------    -----------    -----------
   End of period                     $  41,822,751    $  36,098,736    $ 2,508,533    $ 2,545,142    $ 2,749,555    $ 2,591,748
                                     =============    =============    ===========    ===========    ===========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS


                                                                               Schwab Money Market Fund

                                                               1/1/00-      1/1/99-      1/1/98-      1/1/97-      1/1/96-
                                                              12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           1.00         1.00         1.00         1.00         1.00
                                                              ------------------------------------------------------------
Income from investment operations:
   Net investment income                                         0.06         0.05         0.05         0.05         0.05
                                                              ------------------------------------------------------------
   Total from investment operations                              0.06         0.05         0.05         0.05         0.05
Less distributions:
   Dividends from net investment income                         (0.06)       (0.05)       (0.05)       (0.05)       (0.05)
                                                              ------------------------------------------------------------
   Total distributions                                          (0.06)       (0.05)       (0.05)       (0.05)       (0.05)
                                                              ------------------------------------------------------------
Net asset value at end of period                                 1.00         1.00         1.00         1.00         1.00
                                                              ------------------------------------------------------------
Total return (%)                                                 5.84         4.64         4.99         5.04         4.91

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets            0.75 1       0.75         0.75         0.75         0.75
Expense reductions reflected in above ratio                      0.05         0.09         0.11         0.12         0.14
Ratio of net investment income to average net assets             5.70         4.56         4.87         4.93         4.80
Net assets, end of period ($ x 1,000,000)                      41,823       36,099       27,439       21,421       18,084


                                                                               Schwab Government Money Fund

                                                               1/1/00-      1/1/99-      1/1/98-      1/1/97-      1/1/96-
                                                              12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           1.00         1.00         1.00         1.00         1.00
                                                              ------------------------------------------------------------
Income from investment operations:
   Net investment income                                         0.06         0.04         0.05         0.05         0.05
                                                              ------------------------------------------------------------
   Total from investment operations                              0.06         0.04         0.05         0.05         0.05
Less distributions:
   Dividends from net investment income                         (0.06)       (0.04)       (0.05)       (0.05)       (0.05)
                                                              ------------------------------------------------------------
   Total distributions                                          (0.06)       (0.04)       (0.05)       (0.05)       (0.05)
                                                              ------------------------------------------------------------
Net asset value at end of period                                 1.00         1.00         1.00         1.00         1.00
                                                              ------------------------------------------------------------
Total return (%)                                                 5.69         4.50         4.88         4.95         4.83

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets            0.75 1       0.75         0.75         0.75         0.75
Expense reductions reflected in above ratio                      0.09         0.10         0.17         0.17         0.17
Ratio of net investment income to average net assets             5.54         4.42         4.76         4.84         4.73
Net assets, end of period ($ x 1,000,000)                       2,509        2,545        2,207        1,982        1,987

1 Would have been 0.76% if certain non-routine expenses (proxy fees) had been included.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                              Schwab U.S. Treasury Money Fund

                                                               1/1/00-      1/1/99-      1/1/98-      1/1/97-      1/1/96-
                                                              12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           1.00         1.00         1.00         1.00         1.00
                                                              ------------------------------------------------------------
Income from investment operations:
   Net investment income                                         0.05         0.04         0.05         0.05         0.05
                                                              ------------------------------------------------------------
   Total from investment operations                              0.05         0.04         0.05         0.05         0.05
Less distributions:
   Dividends from net investment income                         (0.05)       (0.04)       (0.05)       (0.05)       (0.05)
                                                              ------------------------------------------------------------
   Total distributions                                          (0.05)       (0.04)       (0.05)       (0.05)       (0.05)
                                                              ------------------------------------------------------------
Net asset value at end of period                                 1.00         1.00         1.00         1.00         1.00
                                                              ------------------------------------------------------------
Total return (%)                                                 5.40         4.25         4.69         4.85         4.77

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets            0.65 1       0.65         0.65         0.65         0.65
Expense reductions reflected in above ratio                      0.19         0.21         0.26         0.28         0.29
Ratio of net investment income to average net assets             5.27         4.18         4.58         4.75         4.67
Net assets, end of period ($ x 1,000,000)                       2,750        2,592        2,131        1,765        1,422

1 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 2000
(All dollar amounts are in thousands unless otherwise noted.)

1. DESCRIPTION OF THE FUNDS

The Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund (the "funds") are series of The Charles Schwab Family of Funds (the "trust"), an open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended, (the "1940 Act").

In addition to the funds, the trust also offers the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund, Schwab Value Advantage Money Fund(R), Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the funds' custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with a fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is each fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each fund is considered a separate entity for federal income tax purposes.

As of December 31, 2000, the unused capital loss carryforwards for federal income tax purposes, with expiration dates, were as follows:

                                                                 Schwab          Schwab          Schwab
                                                                  Money        Government     U.S. Treasury
                                                               Market Fund     Money Fund      Money Fund
                                                               -----------     ----------      ----------
         Expiring in:
         ------------
         12/31/01                                                 $ --            $ 53            $ --
         12/31/02                                                   --              74              --
         12/31/03                                                   58             161              --
         12/31/04                                                   --             162              51
         12/31/05                                                   --             226             137
         12/31/06                                                   --             119              89
         12/31/07                                                   49             184             580
         12/31/08                                                   --              13              --
                                                                  ----            ----            ----
           Total capital loss carryforwards                       $107            $992            $857
                                                                  ====            ====            ====

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS -- The funds have investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, each fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such assets in excess of $1 billion to $10 billion, 0.32% on such assets in excess of $10 billion to $20 billion, and 0.30% on such assets in excess of $20 billion. The investment adviser has reduced a portion of its fee for the year ended December 31, 2000 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of each fund's average daily net assets for transfer agency services and 0.20% of such net assets for shareholder services.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the trust are also officers and/or directors of the investment adviser and/or Schwab. During the year ended December 31, 2000, the trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act. The funds incurred fees aggregating $121 related to the trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least April 30, 2001, the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Funds' total operating expenses will not exceed 0.75%, 0.75% and 0.65%, respectively, of each fund's average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest, taxes, and certain non-routine expenses. The actual operating expense ratio for the year ended December 31, 2000 did include non-routine expenses.

For the year ended December 31, 2000, the total of such fees reduced by the investment adviser was $17,969, $2,215 and $4,575 for the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Trustees and Shareholders of:
Schwab Money Market Fund,
Schwab Government Money Fund, and
Schwab U.S. Treasury Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund (three of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2001

CONTACT SCHWAB


The SchwabFunds Family(R) includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 1-800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.(R)

This report must be preceded or accompanied by a current prospectus.


METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET*
WWW.SCHWAB.COM

SCHWAB BY PHONE(TM)
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at
1-800-272-4922

MAIL
Write to SchwabFunds at:
P. O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

* Shares of Sweep Investments(R) may not be purchased over the Internet.




THE SCHWABFUNDS FAMILY


EQUITY INDEX FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(TM)
Schwab International Index Fund(R)

QUANTITATIVE/SECTOR FUNDS
Schwab Analytics Fund(R)
Schwab Focus Funds
     Communications Focus Fund
     Financial Services Focus Fund
     Health Care Focus Fund
     Technology Focus Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
     All Equity Portfolio
     Growth Portfolio
     Balanced Portfolio
     Conservative Portfolio
Schwab MarketManager Portfolios(R)
     Growth Portfolio
     Balanced Portfolio
     Small Cap Portfolio
     International Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(R)


1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[GRAPHIC OMITTED](R)
SCHWABFUNDS

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
P.O. Box 7575, San Francisco, CA 94120-7575

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2001 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE.

Printed on recycled paper. MKT3857-3 (2/01)